As filed with the Securities and Exchange Commission on February 22, 2021

Securities Act File No. 333-_______

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-14
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 /X/

Pre-Effective Amendment No. / /

Post-Effective Amendment No. / /

Tactical Investment Series Trust
(Exact Name of Registrant as Specified in Charter)

11726 Seven Gables Road

Cincinnati, OH 45249
(Address of Principal Executive Offices) (Zip Code)

(513) 984-9933
(Registrant’s Telephone Number, including Area Code)

Capitol Services, Inc.

1675 South State Street, Suite B

Dover, DE 19901
(Name and Address of Agent for Service)

With Copy To:

Bo J. Howell Strauss Troy Co., LPA 150 East 4th Street, 4th Floor Cincinnati, Ohio 45202-4018	Drew K. Horter Tactical Fund Advisors, LLC 11726 Seven Gables Road Cincinnati, OH 45249

Title of securities being registered: Shares of series of the Registrant:

1.	Tactical Conservative Allocation Fund
2.	Tactical Moderate Allocation Fund
3.	Tactical Growth Allocation Fund
4.	TFA Quantitative Fund
5.	TFA Multidimensional Tactical Fund

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities

Act of 1933 or until this Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.

No filing fee is required because the Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended, pursuant to which it has previously registered an indefinite number of shares.

Approximate date of proposed public offering: As soon as practicable after the effective date of this Registration Statement.

COLLABORATIVE INVESTMENT SERIES TRUST
800 Town Centre Drive, Suite 400
Broadview Heights, OH 44147

Tactical Conservative Allocation Fund

Tactical Moderate Allocation Fund

Tactical Growth Allocation Fund

TFA Quantitative Fund

TFA Multidimensional Tactical Fund

Important Proxy Materials
PLEASE CAST YOUR VOTE TODAY

April 2, 2021

Dear Shareholder:

A special joint meeting (the “Meeting”) of the shareholders of the series of Collaborative Investment Series Trust (the “Trust”) identified above (each, an “Existing Fund” and together, the “Existing Funds”) will be held at the offices of Tactical Fund Advisors, LLC, 11726 Seven Gables Road, Cincinnati, Ohio 45249 on May 7, 2021 at __:__ _.m. Eastern time. At the Meeting, shareholders of each Existing Fund will be asked to vote on a proposal to reorganize their Existing Fund into a newly created series of Tactical Investment Series Trust (each, a “New Fund” and together, the “New Funds”), as identified below:

Existing Fund		New Fund
Tactical Conservative Allocation Fund	→	Tactical Conservative Allocation Fund
Tactical Moderate Allocation Fund	→	Tactical Moderate Allocation Fund
Tactical Growth Allocation Fund	→	Tactical Growth Allocation Fund
TFA Quantitative Fund	→	TFA Quantitative Fund
TFA Multidimensional Tactical Fund	→	TFA Multidimensional Tactical Fund

The Trust is an open-end investment management company organized as a Delaware statutory trust. Each Existing Fund proposes to reorganize into a New Fund of Tactical Investment Series Trust (the “New Trust”), an open-end management company organized as a Delaware statutory trust (the “Reorganization”). Tactical Fund Advisors, LLC (the “Adviser”), serves as the investment adviser to the Existing Funds and New Funds. Additionally, each sub-adviser (each, a “Sub-Adviser” and together, the “Sub-Advisers”) to an Existing Fund serves as sub-adviser to the respective New Fund. Each New Fund and the respective Existing Fund have the same investment objective, and similar fundamental investment policies, principal investment strategies and risks. Further, it is expected that each New Fund will be managed by the current portfolio managers of the respective Existing Fund. The Adviser is proposing this Reorganization for the following reasons:

•	so it can manage all its mutual funds, including the Existing Funds, in a trust dedicated to those funds;
•	lower gross and net expenses for shareholders; and
•	improve the quality and customization of services offered to the Existing Funds, including enhanced technology, which will provide a better experience for the Funds’ shareholders.

The Adviser believes that by consolidating all its funds into a single, dedicated trust, the Adviser will be better positioned to grow fund assets, have more flexibility to acquire or launch new products, and potentially achieve greater economies of scale for fund shareholders, and such economies could result in a further reduction of expenses to shareholders. By operating under a single proprietary trust, the Adviser believes it will be better positioned to market and brand its mutual fund business.

The Existing Funds are sensitive to the health and travel concerns that shareholders may have and the protocols that federal, state, and local governments may impose at the time of the shareholder meeting. Due to the difficulties arising from the coronavirus known as COVID-19, the date, time, location or means of conducting the special meeting may change. In the event of such a change, the Existing Funds will announce alternative arrangements for the special meeting as soon as possible, which may include holding the special meeting by means of remote communication. If there are any such changes to the meeting, the Existing Funds may not deliver additional soliciting materials to shareholders or otherwise amend the Existing Funds’ proxy materials. Instead, the Existing Funds plan to announce these changes, if any, by: (i) issuing a press release at www.tfafunds.com and encourage you to check this website before the special meeting if you plan to attend; and (ii) filing the announcement with the Securities and Exchange Commission. Anyone who attends the meeting in-person will need to comply with state and local safety guidelines for attending such events (e.g., self-provided mask or face covering, social distancing, etc.). We are urging all shareholders to take advantage of voting by mail, the internet, or telephone, as provided on the attached proxy card.

The proposed Reorganization would enable the Adviser to continue to serve as the investment adviser with respect to the assets that you have invested in the Existing Funds, by transferring such assets to the New Funds.

The Adviser made a recommendation to the Trust’s Board of Trustees (the “Existing Fund Board”) to approve the Reorganization, pursuant to an Agreement and Plan of Reorganization (the “Plan”). Following careful analysis and consideration, the Existing Fund Board approved the Reorganization after concluding that the implementation of the Reorganization is in the best interests of the Existing Funds and their shareholders.

Upon the closing of the Reorganization, all the assets of each Existing Fund will be transferred to the respective New Fund in exchange for shares of such New Fund, which shares will then be distributed pro rata to each Existing Fund’s shareholders.

The Reorganization is not expected to have any adverse federal or state tax consequences to the Existing Funds or their shareholders. Please refer to the enclosed Combined Proxy Statement and Prospectus for a detailed explanation of the Reorganization.

The Existing Fund Board has approved the Reorganization and recommends that you vote “FOR” the Reorganization.

Your vote is important regardless of the number of shares you own. To avoid the added cost of follow-up solicitations and possible adjournments, please take a few minutes to read the Combined Proxy Statement and Prospectus and cast your vote. It is important that your vote be received no later than May 7, 2021.

You may cast your vote by signing, dating, and mailing the enclosed voting instruction form or proxy card in the postage prepaid return envelope provided. In addition to voting by mail, you may also vote either by telephone or through the Internet as follows:

TO VOTE BY TELEPHONE:	TO VOTE BY INTERNET:
1) Read the Combined Proxy Statement and Prospectus and have the enclosed proxy card at hand 2) Call the toll-free number that appears on the enclosed proxy card and follow the simple instructions	1) Read the Combined Proxy Statement and Prospectus and have the enclosed proxy card at hand 2) Go to the website that appears on the enclosed proxy card and follow the simple instructions

We encourage you to vote by telephone or through the Internet using the control number that appears on the enclosed proxy card. Use of telephone or Internet voting will reduce the time and costs associated with this proxy solicitation. Whichever method you choose, please read the enclosed Combined Proxy Statement and Prospectus carefully before you vote.

We appreciate your participation and prompt response in this matter. If you should have any questions regarding the proposals, please call Okapi Partners, the Existing Funds’ proxy solicitor, toll-free at (___) ___-____. To vote your shares, please call the telephone number listed on the proxy card or visit the listed website.

Thank you for your continued support.

Respectfully,

/s/ Gregory Skidmore

Gregory Skidmore

President, Collaborative Investment Series Trust

COLLABORATIVE INVESTMENT SERIES TRUST
8000 Town Centre Drive, Suite 400
Broadview Heights, OH 44147

Tactical Conservative Allocation Fund

Tactical Moderate Allocation Fund

Tactical Growth Allocation Fund

TFA Quantitative Fund

TFA Multidimensional Tactical Fund

NOTICE OF MEETING OF SHAREHOLDERS
TO BE HELD ON MAY 7, 2021

NOTICE IS HEREBY GIVEN that a special meeting of shareholders (the “Meeting”) of the series identified above (the “Existing Funds”), each a series of Collaborative Investment Series Trust, an open-end investment management company organized as a Delaware statutory trust (the “Trust”), will be held at __:__ _.m. Eastern Time on May 7, 2021, at the offices of Tactical Fund Advisors, 11726 Seven Gables Road, Cincinnati, Ohio 45249, to consider and vote on the following proposals, and any other matters that may properly come before the Meeting or any adjournment or postponement thereof:

1.	(“Proposal 1”) To approve an Agreement and Plan of Reorganization (the “Plan”) between the Trust, on behalf of the Existing Funds, and Tactical Investment Series Trust (the “New Trust”), an open-end management investment company organized as a Delaware statutory trust, on behalf of the series listed below (the “New Funds”), providing for: (a) the acquisition of all of the assets and assumption of all of the liabilities of the Existing Funds by the New Funds in exchange for shares of the New Funds, as applicable; (b) the distribution of such shares to the shareholders of the Existing Funds; and (c) the liquidation and termination of the Existing Funds (the “Reorganization”).
Existing Fund		New Fund
Tactical Conservative Allocation Fund	→	Tactical Conservative Allocation Fund
Tactical Moderate Allocation Fund	→	Tactical Moderate Allocation Fund
Tactical Growth Allocation Fund	→	Tactical Growth Allocation Fund
TFA Quantitative Fund	→	TFA Quantitative Fund
TFA Multidimensional Tactical Fund	→	TFA Multidimensional Tactical Fund

2.	(“Proposal 2”) To approve the new expense limitation agreement between the New Funds and Tactical Fund Advisors, LLC (the “Adviser”) (the “New ELA”), including the Adviser’s ability to recoup amounts that it previously waived or reimbursed under the prior expense limitation agreement.

The Existing Funds are sensitive to the health and travel concerns that shareholders may have and the protocols that federal, state, and local governments may impose at the time of the shareholder meeting. Due to the difficulties arising from the coronavirus known as COVID-19, the date, time, location or means of conducting the special meeting may change. In the event of such a change, the Existing Funds will announce alternative arrangements for the special meeting as soon as possible, which may include holding the special meeting by means of remote communication. If there are any such changes to the meeting, the Existing Funds may not deliver additional soliciting materials to shareholders or otherwise amend the Existing Funds’ proxy materials. Instead, the Existing Funds plan to announce these changes, if any, by: (i) issuing a press release at www.tfafunds.com and encourage you to check this website before the special meeting if you plan to attend;

and (ii) filing the announcement with the Securities and Exchange Commission. Anyone who attends the meeting in-person will need to comply with state and local safety guidelines for attending such events (e.g., self-provided mask or face covering, social distancing, etc.). We are urging all shareholders to take advantage of voting by mail, the internet, or telephone, as provided on the attached proxy card.

The proposed Reorganization is described in the attached Combined Proxy Statement and Prospectus. The form of Agreement and Plan of Reorganization is attached as Appendix A.

Shareholders of record as of the close of business on [January 29, 2021], are entitled to notice of, and to vote at, the Meeting or any adjournment thereof.

The Board of Trustees of the Trust has approved the Reorganization and recommends that you vote “FOR” the Reorganization.

By Order of the Board of Trustees,

Gregory Skidmore

President, Collaborative Investment Series Trust

April 2, 2021

YOUR VOTE IS IMPORTANT. PLEASE FILL IN, DATE, SIGN AND RETURN THE ENCLOSED PROXY CARD PROMPTLY IN THE ENCLOSED POSTAGE-PAID ENVELOPE WHETHER OR NOT YOU PLAN TO BE PRESENT AT THE MEETING. YOU CAN ALSO VOTE BY TELEPHONE OR THROUGH THE INTERNET AT THE TOLL-FREE TELEPHONE NUMBER OR WEBSITE THAT APPEAR ON THE PROXY CARD. YOU MAY STILL VOTE IN PERSON IF YOU ATTEND THE MEETING.

COLLABORATIVE INVESTMENT SERIES TRUST
8000 Town Center Drive, Suite 400
Broadview Heights, Ohio 44147

QUESTIONS AND ANSWERS

Dated: April 2, 2021

The following questions and answers provide an overview of key features of the proposed Reorganization. Please call (___) ___-____ with any questions about the Reorganization or the Combined Proxy Statement and Prospectus generally or to obtain a copy of the Existing Funds’ prospectuses and statements of additional information.

1.	What is this document and why did we send it to you?

The attached document is a proxy statement for Tactical Conservative Allocation Fund, Tactical Moderate Allocation Fund, Tactical Growth Allocation Fund, TFA Quantitative Fund, and TFA Multidimensional Tactical Fund (together, the “Existing Funds”), each a series of Collaborative Investment Series Trust, an open-end investment management company established as a Delaware statutory trust (the “Trust”), and a prospectus for shares of Tactical Conservative Allocation Fund, Tactical Moderate Allocation Fund, Tactical Growth Allocation Fund, TFA Quantitative Fund, and TFA Multidimensional Tactical Fund (together, the “New Funds”), each a newly created series of Tactical Investment Series Trust (the “New Trust”). The purpose of this Combined Proxy Statement and Prospectus is to solicit votes from shareholders of the Existing Funds to approve the proposed reorganization of each of the Existing Funds into the New Funds (the “Reorganization”) as described in the Agreement and Plan of Reorganization between the Trust, on behalf of the Existing Funds, and New Trust, on behalf of the New Funds (the “Plan”).

Tactical Fund Advisors, LLC (the “Adviser”), the investment adviser of each Existing Fund, serves as investment adviser of each New Fund. Each New Fund and the corresponding Existing Fund have the same investment objective, and similar investment policies, principal investment strategies, and risks. Further, each New Fund will be managed by the same sub-adviser or sub-advisers and the current portfolio managers of the respective Existing Fund. Please refer to the enclosed Combined Proxy Statement and Prospectus for a description of the qualifications and business experience of the portfolio management teams.

Shareholder approval is needed to proceed with the Reorganization of the Existing Funds, and a special meeting of shareholders of the Existing Funds will be held on May 7, 2021, to consider whether to approve the Reorganization.

2.	What is the purpose of the Reorganization?

The Adviser is proposing this Reorganization so it can manage all its mutual funds, including the Existing Funds, in a trust dedicated to those funds, lower gross and net expenses for shareholders, and improve the quality and customization of services offered to the Existing Funds, including enhanced technology, which will provide a better experience for the Funds’ shareholders and reduce the likelihood of errors from manual processes. The Adviser believes that by consolidating all its funds into a single, dedicated trust, the Adviser will be better positioned to grow fund assets, have more flexibility to acquire or launch new products, and achieve greater economies of scale for fund shareholders. By operating under a single proprietary trust, the Adviser believes it will be better positioned to market and brand its mutual fund business.

3.	How will the Reorganization affect me as a shareholder?

If you are a shareholder of an Existing Fund, you will become a shareholder of the corresponding New Fund because of the Reorganization. The shares of the New Fund that you receive immediately following the Reorganization will have a total net asset value (“NAV”) equal to the total NAV of the shares you held in the corresponding Existing Fund as of the closing date of the Reorganization. Each Existing Fund’s Reorganization is expected to be tax-free to each Existing Fund and its shareholders.

Each New Fund has engaged the Adviser to manage such New Fund, and it is expected that each New Fund will be managed by the same sub-adviser or sub-advisers and portfolio management team as the corresponding Existing Fund. Each New Fund’s investment objective is the same as its corresponding Existing Fund and each New Fund’s principal investment strategies are substantially similar to its corresponding Existing Fund. The New Funds’ Board of Trustees (the “New Fund Board”), officers, legal counsel, and chief compliance officer will be different from those of the Existing Funds. For information on the New Fund Board and officers please see the New Funds’ Statement of Additional Information (“SAI”) filed with the U.S. Securities and Exchange Commission (the “SEC”) on January __, 2021.

The New Funds’ service providers are listed below.

Service Providers	Existing Fund	New Fund
Fund Administrator	Collaborative Fund Services, LLC	Tactical Fund Services LLC
Sub-Fund Administrator and Fund Accountant	N/A	Ultimus Fund Solutions, LLC
Transfer Agent	Mutual Shareholder Services, LLC	Ultimus Fund Solutions, LLC
Principal Underwriter/Distributor	Arbor Court Capital, LLC	Ultimus Fund Distributors, LLC
Custodian	US Bancorp Fund Services, LLC	US Bancorp Fund Services, LLC
Legal Counsel	Thompson Hine LLP	Strauss Troy Co., LPA
Independent Public Accountants	Cohen & Company, Ltd.	Cohen & Company, Ltd.

In addition, the New Funds will operate under the supervision of a board of trustees that is different from the board of trustees of the Existing Funds.

4.	How will the Reorganization affect the fees and expenses I pay as a shareholder of a New Fund?

Each New Fund will have the same investment management fee as the corresponding Existing Fund. The Adviser has agreed to enter into a contractual expense limitation agreement with each New Fund through April 30, 2023, that has substantially similar terms as each Existing Fund’s current expense limitation agreement, except the Adviser has agreed to lower the expense limit to 1.89% for Class I Shares and 2.14% for Class A Shares; currently, the expense limits are 1.95% for Class I Shares, and 2.20% for Class A Shares. If shareholders approve the Reorganization, they will pay lower fees for the New Fund without any change in the management of the portfolios.

Existing Fund Expense Limitation Agreement. The Adviser has entered into a contractual expense limitation agreement with each Existing Fund under which the Adviser has agreed, until April 30, 2021, to reduce its fees payable under the advisory agreement with each Existing Fund and/or reimburse other expenses of the

Existing Fund to the extent necessary to limit total annual operating expenses of each Existing Fund (exclusive of brokerage costs, taxes, interest, borrowing costs such as interest and dividend expenses on securities sold short, costs to organize the Fund, Acquired Fund fees and expenses, and extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the Existing Fund’s business) to an amount not exceeding 1.95% and 2.20% of the average daily net assets attributable to the Class I and Class A shares, respectively (the “Existing ELA”). These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within three years of the date on which the waiver or reimbursement occurs, if such recoupment can be achieved within the lesser of the foregoing expense limits or the expense limits in place at the time of recoupment. This agreement may be terminated only by the Board, on 60 days written notice to the Adviser.

New Fund Expense Limitation Agreement. The Adviser has contractually agreed, until April 30, 2023, to reduce its fees payable under the advisory agreement with each New Fund and/or reimburse other expenses of each New Fund to the extent necessary to limit total operating expenses of the New Fund (exclusive of brokerage costs, taxes, interest, borrowing costs such as interest and dividend expenses on securities sold short, costs to organize the Fund, Acquired Fund fees and expenses, and extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the New Fund’s business) to an amount not exceeding 1.89% and 2.14% of the average daily net assets attributable to the Class I and Class A shares, respectively (the “New ELA”). These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within three years of the date on which the waiver or reimbursement occurs, if such recoupment can be achieved within the lesser of the foregoing expense limits or the expense limits in place at the time of recoupment. This agreement may be terminated only by the Board, on 60 days written notice to the Adviser.

Under the New ELA, the Adviser’s right to repayment also includes the fee reductions and expense reimbursements by the Adviser under the Existing ELA with each Existing Fund, if the foregoing conditions are met. More information about the fees and expenses of the Existing Funds and the New Funds are described further in the “Comparison Fee Tables and Examples” section of this Combined Proxy Statement and Prospectus.

5.	How will the Reorganization work?

Pursuant to the Plan, each Existing Fund will transfer all its assets at closing to the corresponding New Fund in exchange for shares of such New Fund and the New Fund’s assumption of all the Existing Fund’s liabilities. Each Existing Fund will then distribute the shares it receives from the corresponding New Fund to shareholders in proportion to their holdings of such shares in the Existing Fund, in liquidation of the Existing Fund. At the time of the Reorganization, holders of an Existing Fund’s shares will receive shares of the corresponding New Fund with the same aggregate NAV as their Existing Fund shares held immediately prior to the Reorganization.

If the Plan is carried out as proposed, the Reorganization is not expected to have any adverse federal or state tax consequences to the Existing Funds or their shareholders. Please refer to the enclosed Combined Proxy Statement and Prospectus for a detailed explanation of the Reorganization.

6.	What will happen if the Reorganization is not approved?

If the shareholders of an Existing Fund do not approve the Reorganization, then such Existing Fund will continue to operate as a series of the Trust and the Trust’s Board of Trustees (the “Existing Fund Board”) may take any further action that it deems to be in the best interests of an Existing Fund and its shareholders, such as re-soliciting shareholders to approve the Reorganization.

7.	Why do I need to vote?

Your vote is important and is needed to ensure that the Reorganization, including the recoupment provisions under the New ELA, can be acted upon. Even if you are a small investor, your vote makes a difference. If too few shareholders vote, an Existing Fund may not receive enough votes to go forward with the special meeting. Your immediate response will help prevent the need for any further solicitations for a shareholder vote. We encourage all shareholders to participate and vote as soon as possible to avoid any delay in the proposed Reorganization. If necessary, we may ask Existing Fund shareholders to vote on a proposal to adjourn the special meeting to solicit additional proxies if there are insufficient votes at the time of the special meeting to approve the Reorganization.

8.	How does the Existing Fund Board recommend that I vote?

After careful consideration, the Existing Fund Board approved the Reorganization and recommends that you vote “FOR” the Reorganization.

9.	Who is paying for expenses related to the Reorganization?

The Adviser has agreed to pay all the expenses related to the Reorganization. Neither the Existing Funds nor the New Funds will bear any costs relating to the Reorganization. The costs of the Reorganization include, but are not limited to, costs associated with the preparation and filing of the New Funds’ Registration Statement and printing and distribution of the Combined Proxy Statement and Prospectus, legal fees, accounting fees, proxy solicitation expenses and other expenses of holding the special meeting. The Adviser expects the expenses of the Reorganization to be approximately $[ ].

10.	How do I vote?

You can vote in one of the following four ways:

1.	Complete, sign, date and promptly return the enclosed proxy card in the enclosed postage prepaid envelope;

2.       Call the toll-free number that appears on the enclosed proxy card and follow the simple instructions;

3.       Go to the website that appears on the enclosed proxy card and follow the simple instructions; or

4.       Attend the shareholder meeting in person.

Whether or not you plan to attend the special meeting, your prompt voting by proxy will help ensure a quorum at the special meeting. Voting by proxy will not prevent you from voting your shares in person at the special meeting. Proxies may be revoked at any time before they are voted either (i) by a written revocation received by an Existing Fund, (ii) by properly executing a later-dated proxy, or (iii) by attending the Meeting and voting in person.

11.	What if I have questions?

If you have any questions regarding the proposed Reorganization or how to vote your shares, please call the Existing Funds’ proxy solicitor, Okapi Partners, toll-free at (___) ___-____.

COMBINED PROXY STATEMENT AND PROSPECTUS
APRIL 2, 2021

COLLABORATIVE INVESTMENT SERIES TRUST
8000 Town Centre Drive, Suite 400
Broadview Heights, OH 44147
(440) 922-0066

TACTICAL INVESTMENT SERIES TRUST
11726 Seven Gables Road
Cincinnati, OH 45249
(513) 984-9933

This Combined Proxy Statement and Prospectus is being sent to you in connection with the solicitation of proxies by Collaborative Investment Series Trust, an open-end investment management company established as a Delaware Statutory trust (the “Trust”), on behalf of each series of the Trust identified below (the “Existing Funds”), in connection with a special meeting of shareholders of the Existing Fund (the “Meeting”) to be held at __:_0 _.m. Eastern Time on May 7, 2021, at the offices of Tactical Fund Advisors, 11726 Seven Gables Road, Cincinnati, Ohio 45249. At the Meeting, shareholders of each Existing Fund will be asked to consider the following proposals, and any other matters that may properly come before the Meeting or any adjournment or postponement thereof:

1.	(“Proposal 1”) To approve an Agreement and Plan of Reorganization (the “Plan”) between the Trust, on behalf of the Existing Funds, and Tactical Investment Series Trust (the “New Trust”), an open-end management investment company organized as a Delaware statutory trust, on behalf of the series listed below (the “New Funds”), providing for: (a) the acquisition of all of the assets and assumption of all of the liabilities of the Existing Funds by the New Funds in exchange for shares of the New Funds, as applicable; (b) the distribution of such shares to the shareholders of the Existing Funds; and (c) the liquidation and termination of the Existing Funds (the “Reorganization”).
Existing Fund		New Fund
Tactical Conservative Allocation Fund	→	Tactical Conservative Allocation Fund
Tactical Moderate Allocation Fund	→	Tactical Moderate Allocation Fund
Tactical Growth Allocation Fund	→	Tactical Growth Allocation Fund
TFA Quantitative Fund	→	TFA Quantitative Fund
TFA Multidimensional Tactical Fund	→	TFA Multidimensional Tactical Fund

2.	(“Proposal 2”) To approve the new expense limitation agreement between the New Funds and Tactical Fund Advisors, LLC (the “Adviser”) (the “New ELA”), including the Adviser’s ability to recoup amounts that it previously waived or reimbursed under the prior expense limitation agreement.

The Existing Funds are sensitive to the health and travel concerns that shareholders may have and the protocols that federal, state, and local governments may impose at the time of the shareholder meeting. Due to the difficulties arising from the coronavirus known as COVID-19, the date, time, location or means of conducting the special meeting may change. In the event of such a change, the Existing Funds will announce alternative arrangements for the special meeting as soon as possible, which may include holding the special meeting by means of remote communication. If there are any such changes to the meeting, the Existing Funds may not deliver additional soliciting materials to shareholders or otherwise amend the Existing Funds’ proxy materials. Instead, the Existing Funds plan to announce these changes, if any, by: (i) issuing a press release at www.tfafunds.com and encourage you to check this website before the special meeting if you plan to attend; and (ii) filing the announcement with the Securities and Exchange Commission. Anyone who attends the meeting in-person will need to comply with state and local safety guidelines for attending such events (e.g., self-provided mask or face covering, social distancing, etc.). We are urging all shareholders to take advantage of voting by mail, the internet, or telephone, as provided on the attached proxy card.

A copy of the Plan is attached as Appendix A. Proxies may be revoked at any time before they are voted either (i) by a written revocation received by the Existing Fund, (ii) by properly executing a later-dated proxy, or (iii) by attending the Meeting and voting in person.

The following documents have been filed with the U.S. Securities and Exchange Commission (the “SEC”) and are incorporated by reference into this Combined Proxy Statement and Prospectus, which means that they are legally considered to be a part of this Combined Proxy Statement and Prospectus:

•	the Prospectus and Statement of Additional Information (“SAI”) of the Tactical Conservative Allocation Fund, Tactical Moderate Allocation Fund, and Tactical Growth Allocation Fund, dated May 1, 2020, are incorporated by reference to Post-Effective Amendment No. 52 to those Fund’s Registration Statement on Form N-1A (File Nos. 333-221072 and 811-23306), filed with the SEC on April 29, 2020; the Prospectus of the TFA Quantitative Fund and TFA Multidimensional Tactical Fund dated March 4, 2020, is incorporated by reference to the filing pursuant to Rule 497(c) filed with the SEC on March 6, 2020; and the SAI of the TFA Quantitative Fund and TFA Multidimensional Tactical Fund dated March 4, 2020, is incorporated by reference to the filing pursuant to Rule 497(c) filed with the SEC on March 5, 2020 (the “Existing Funds’ Prospectus and SAI”);
•	the report of the Independent Registered Public Accounting Firm for and audited financial statements of the Existing Funds are incorporated by reference to the Annual Report to Shareholders of the Existing Funds for their fiscal year ended December 31, 2020, filed on Form N-CSR (File No. 811-23306) with the SEC on February __, 2021 (the “Existing Funds’ Annual Report”); and
•	the Prospectus and SAI of the New Funds, dated [March 31, 2021], are incorporated by reference to Pre-Effective Amendment No. 1 to the New Fund’s Registration Statement on Form N-1A (File Nos. 333-_______ and 811-_______), filed with the SEC on [March __, 2021] (the “New Funds’ Prospectus and SAI”).

Copies of the Existing Funds’ documents are available upon request and without charge by writing to Collaborative Investment Series Trust, c/o Mutual Shareholder Services, LLC, 8000 Town Centre Drive, Suite 400, Broadview Heights, OH 44147, or by calling 1-800-869-1679. Free copies of these Existing Fund documents are also available at www.tfafunds.com. Because the New Funds have not yet commenced operations as of the date of this Combined Proxy Statement and Prospectus, no Annual or Semi-Annual Report to Shareholders is available. Once available, copies of this document will be provided upon request and without charge by writing to Tactical Investment Series Trust c/o Ultimus Fund Solutions, LLC, 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, or by calling [ ].

The Existing Funds’ Prospectus and Annual Report to Shareholders have been previously mailed to shareholders of the Existing Funds. The principal offices of the Trust and New Trust are identified above. This Combined Proxy Statement and Prospectus will be first sent to shareholders on or about [April __, 2021].

This Combined Proxy Statement and Prospectus includes information about the New Funds that you should know before considering the Plan and resulting Reorganization, and it should be retained for future reference. Additional information contained in the SAI of the New Funds relating to this Combined Proxy

Statement and Prospectus, as required by the SEC, is on file with the SEC. The New Funds’ SAI is available without charge, upon request by calling the toll-free number set forth above for the New Funds or by writing to the New Funds at the address set forth above.

The SEC has not approved or disapproved these securities nor has it passed on the accuracy or adequacy of this Combined Proxy Statement and Prospectus. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

1.	SYNOPSIS
A.	Overview

The following synopsis is a summary of certain information contained elsewhere in this Combined Proxy Statement and Prospectus, including the documents incorporated by reference, as well as in the Agreement and Plan of Reorganization (the “Plan”, and the transaction contemplated in the Plan, collectively the “Reorganization”). This synopsis is qualified by reference to the more complete information contained herein as well as in the Prospectus and SAI of the Existing Funds, as supplemented to date, which includes information about the Existing Funds, and in the Plan attached hereto as Appendix A. Shareholders should read this entire Combined Proxy Statement and Prospectus carefully.

B.	Reasons for the Reorganization and Board Deliberations

The Board of Trustees of the Trust (the “Existing Fund Board”) considered the Reorganization at a meeting held on February __, 2021. At the meeting the Existing Fund Board, including a majority of the Trustees who are not “interested persons” of the Trust (“Independent Trustees”) as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”), approved the Reorganization. In approving the Reorganization, the Existing Fund Board determined that: (i) participation in the Reorganization is in the best interest of each Existing Fund and its shareholders; and (ii) the interests of each Existing Fund’s shareholders would not be diluted because of the Reorganization.

The Adviser is proposing this Reorganization so it can manage all its mutual funds, including the Existing Funds, in a trust dedicated to those funds, lower gross and net expenses for shareholders, and improve the quality of services offered to the Existing Funds and their shareholders. The Adviser believes that by consolidating all its funds into a single, dedicated trust, the Adviser will be better positioned to grow fund assets, have more flexibility to acquire or launch new products, and potentially achieve greater economies of scale for fund shareholders. By operating under a single proprietary trust, the Adviser believes it will be better positioned to market and brand its mutual fund business.

In addition, the Adviser has agreed to a new expense limitation agreement with the New Funds (the “New ELA”) substantially similar to the Adviser’s current expense limitation agreement with the Existing Funds, except the Adviser has agreed to lower the expense limit to 1.89% for Class I Shares and 2.14% for Class A Shares; currently, the expense limits are 1.95% for Class I Shares, and 2.20% for Class A Shares. The Adviser represented to the Existing Fund Board that it believes the Reorganization would be in the best interests of the Existing Funds shareholders and recommended that the Existing Fund Board approve the Reorganization. In particular, the Adviser believes that the lower expenses and enhanced technology will greatly benefit shareholders.

In determining that (i) the participation in the Reorganization is in the best interest of each Existing Fund and its shareholders; and (ii) the interests of each Existing Fund’s shareholders would not be diluted because of the Reorganization, the Existing Fund Board reviewed and considered various information provided to them to assist them in evaluating the Reorganization, such as information relating to:

•	the terms of the Plan; the investment objective, strategies, risks, and policies of each New Fund, as compared to the corresponding Existing Fund’s investment objective, strategies, risks and policies;

•	each New Fund’s fee structure, as compared to the corresponding Existing Fund’s fee structure;
•	the New Funds’ investment adviser, including that the Adviser has been the adviser to each Existing Fund since its inception and that it is anticipated that the sub-advisers and portfolio managers of each Existing Fund will continue as portfolio managers of the corresponding New Fund;
•	the New Funds’ other services providers and their anticipated general fee structures;
•	the New Trust’s board, including its composition and governance structure; the Adviser’s strategic plans for the New Funds following the Reorganization, including marketing and distribution plans;
•	the anticipated U.S. federal income tax consequences of the Reorganization; the costs anticipated to be incurred in connection with the Reorganization and the fact that the Adviser, the Existing Funds’ investment adviser, would pay such costs; and the recommendation of the Adviser, among other relevant information.

The Adviser’s recommendation was based on, among other things, its view that the Existing Funds and the New Funds would be, from a shareholder perspective, the same investment decision with similar expenses and there would be continuity in the management of the strategy. In addition, the Independent Trustees were advised by independent legal counsel in their considerations of the Plan and the Reorganization.

The members of the Existing Fund Board (each a “Trustee,” and together, the “Trustees”) did not find it practicable to, and did not, assign relative weights to the specific factors considered in reaching their conclusions and determinations to approve the Reorganization. Rather, the approval determinations were made based on each Trustee’s business judgment after consideration of all the factors taken in their entirety. Although not meant to be all-inclusive, the following were some of the factors considered by the Existing Fund Board in making its determination:

•	[each New Fund and its corresponding Existing Fund have the same investment objective, and similar fundamental investment policies, and principal investment strategies, and similar principal risks;
•	the Adviser would serve as the investment adviser to the New Funds, and it is expected that the New Funds will be managed by the same sub-adviser or sub-advisers and portfolio management team, providing continuity of management;
•	the management fee rate for each New Fund will be the same as the management fee rate of the corresponding Existing Fund and the total expenses of each New Fund are expected to be lower than the total expenses of the corresponding Existing Fund;
•	the Adviser has agreed to enter into a contractual expense limitation agreement with the New Funds through April 30, 2023 that has similar terms as the Existing Funds’ current expense limitation agreement, which caps expenses at 1.89% for Class I Shares and 2.14% for Class A Shares of each New Fund;
•	the determination of the Adviser to manage all its mutual funds under a proprietary trust, New Trust;
•	the range and quality of services that the shareholders of each Existing Fund would receive as shareholders of the corresponding New Fund are expected to generally be comparable to the range and quality of services that such shareholders currently receive;

•	the reasonableness of the terms and conditions in the Plan;
•	the proposed Reorganization is intended to be tax-free for U.S. federal income tax purposes for each Existing Fund and its shareholders;
•	the proposed Reorganization will not result in the dilution of each Existing Fund’s shareholders’ interests;
•	the Adviser, not the Existing Funds or the New Funds, would pay all costs associated with the Reorganization; and
•	the shareholders of each Existing Fund will continue to have the ability to redeem their shares prior to the Reorganization.]

After careful analysis and consideration and evaluating all of the information and factors above and after consulting with legal counsel, the Existing Fund Board, in the exercise of their responsibility and duty under applicable law, concluded that the terms of the Plan were reasonable, and that the Reorganization is in the best interest of each Existing Fund’s shareholders and that their interest would not be diluted as a result of the transactions contemplated by the Reorganization. Therefore, the Existing Fund Board directed that the Plan be submitted to shareholders of each Existing Fund for approval.

The Existing Fund Board has approved the Reorganization and recommends that you vote “FOR” the Reorganization.

If all of the requisite approvals are obtained and certain conditions are either met or waived, it is anticipated that the closing of the Reorganization will occur on or about May 7, 2021, or such other date as is agreed to by the parties, provided that the Existing Funds and the New Funds have obtained prior to that time an opinion of Strauss Troy Co., LPA (“Strauss Troy”), legal counsel to the New Funds, concerning the tax consequences of the Reorganization as set forth in the Plan. The Plan may be terminated, and the Reorganization abandoned, whether before or after the requisite approval by the shareholders of the Existing Funds, at any time prior to the closing: (i) by either the Existing Funds or the New Funds, if the other party or the Adviser materially breaches certain provisions of the Plan; (ii) by either the Existing Funds or the New Funds, if certain conditions of the Plan are not met; (iii) by either the Existing Funds or the New Fund, if a government order prohibits the closing of the Reorganization; or (iv) by the mutual consent of the Existing Funds and the New Funds. Further, if the Reorganization has not been substantially completed by the first anniversary of the Plan, the Plan shall automatically terminate unless a later date is agreed to in writing by both the Existing Funds and the New Funds.

The Adviser has agreed to pay all the expenses related to the Reorganization. Neither the Existing Funds nor the New Funds will bear any costs relating to the Reorganization. The expenses of the Reorganization are expected to be approximately $[______]. The costs of the Reorganization include, but are not limited to, costs associated with the preparation, filing, printing, and mailing of this Combined Proxy Statement/Registration Statement; legal, accounting, and other professional fees; proxy solicitation expenses; and other expenses of holding the special meeting and expenses incurred in connection with the dissolution and liquidation of the Existing Funds following the Reorganization. In addition to solicitations by mail, certain officers and agents of the Existing Funds, and the Adviser also may solicit proxies, without special compensation, by telephone. If shareholders holding a sufficient number of shares of an Existing Fund do not approve the Reorganization, then it is expected that such Existing Fund will continue to operate as a series of the Trust and the Existing Fund Board may take any further action as it deems to be in the best interests of such Existing Fund and its shareholders, such as re-soliciting shareholders to approve the Reorganization.

C.	The Proposed Plan and Resulting Reorganization

If each Existing Fund’s shareholders approve the Plan, and certain closing conditions are met, the Reorganization is expected to take place as follows:

•	each Existing Fund will transfer all its assets at closing to the corresponding New Fund;
•	each New Fund will assume the liabilities of the corresponding Existing Fund and issue shares to the Existing Fund, which will distribute those shares pro rata to its shareholders;
•	shareholders of each Existing Fund will become shareholders of the corresponding New Fund;
•	shares of each New Fund received by shareholders of the corresponding Existing Fund at the time of the Reorganization will have the same aggregate net asset value (“NAV”) as the shares of the Existing Fund held immediately prior to the Reorganization; and
•	the Existing Funds will be liquidated.
D.	Comparison of the Existing Funds and the New Funds
a)	Investment Objectives

Each Existing Fund and its corresponding New Fund share the same investment objective. The Existing Fund Board may change the investment objective of each Existing Fund without shareholder approval. The Board of Trustees of the New Fund (the “New Fund Board”) also may change the investment objective of each New Fund without a New Fund’s shareholders’ approval.

Existing Fund/New Funds	Investment Objective
Tactical Conservative Allocation Fund	The Fund seeks to provide capital appreciation with a secondary objective of capital preservation
Tactical Moderate Allocation Fund	The Fund will seek to provide capital appreciation.
Tactical Growth Allocation Fund	The Fund will seek to provide capital appreciation.
TFA Quantitative Fund	The Fund seeks capital growth.
TFA Multidimensional Tactical Fund	The Fund seeks capital growth.

b)	Principal Investment Strategies

Each Existing Fund and its corresponding New Fund have similar principal investment strategies. For more information, please see the discussion under “Information about the Existing Funds and New Funds – Principal Investment Strategies”.

Tactical Conservative Allocation Fund – Principal Investment Strategies

Existing Fund	New Fund

The Fund seeks to provide capital appreciation. The Fund’s adviser, Tactical Fund Advisors, LLC (the “Adviser”), delegates the day-to-day management of the Fund’s assets to multiple sub-advisers. The Adviser is responsible for the overall management of the Fund, overseeing the Fund’s sub-

The Fund seeks to provide capital appreciation. The Fund’s adviser, Tactical Fund Advisors, LLC (the “Adviser”), delegates the day-to-day management of the Fund’s assets to multiple sub-advisers. The Adviser is responsible for the overall management of the Fund, overseeing the Fund’s sub-

advisers and for determining the amount of the Fund’s assets that each sub-adviser will manage for the Fund. While the Adviser expects that each sub-adviser will manage a portion of the Fund’s assets at all times, the percentages of the Fund’s assets managed by each sub-adviser may vary from time to time.

The Fund may invest in domestic and foreign equities, equity-related securities such as options on equity indices or index exchange traded funds (“ETFs”), investment grade fixed income securities, ETFs that primarily invest in equities and/or fixed income securities and exchange traded notes (“ETNs”) linked to the VIX (market volatility) index. ETFs that primarily invest in fixed income securities will include ETFs that invest in high-yield bonds (commonly known as “junk bonds”), investment grade corporate bonds, municipal securities and U.S. Treasury securities. The Fund may short shares of equity and fixed income ETFs.

Foreign equity securities or ETFs that the Fund may invest in may also include issuers from emerging market countries. The Fund considers emerging market countries to be those found in the MSCI EAFE Index. The Fund considers investment grade securities to be those that are rated Baa3 or higher by Moody’s Investors Service, Inc. (“Moody’s”) or BBB- or higher by S&P at the time of purchase.

The Fund’s sub-advisers invest the assets delegated to them by the Adviser as follows:

Anchor Capital Management Group Inc. (“Anchor Capital”) – Anchor Capital uses proprietary quantitative risk models to invest both long and/or short in domestic and foreign equity and fixed income ETFs. Anchor Capital expects its allocation of the Fund’s assets to have equity exposure between -20% and 25% and fixed income exposure between -50% and 75%.

Exceed Advisory LLC (“Exceed Advisory”) – Exceed Advisory’s strategy is composed of an equity options component and a fixed income component. The options component uses call and put options on equity indices or broad-based equity ETFs in seeking to limit risk/return exposure to predetermined market levels. The fixed income component invests in investment grade fixed income securities for the purposes of generating income for the options strategy as well as collateral for the options.

Tuttle Tactical Management LLC (“Tuttle”) – Tuttle uses a proprietary market trend model to invest in a portfolio of dividend-paying domestic and international equities and equity ETFs. Depending on the sub-adviser’s model, its allocation may also be fully invested in ETFs that primarily invest in fixed income ETFs. The sub-adviser may also use volatility-linked ETNs for hedging purposes.

Synergy Financial Management, LLC (“Synergy”) – Synergy invests its allocation of the Fund’s assets in a diversified portfolio of global equity investments that seeks to outperform the S&P 500 by investing primarily in U.S. and foreign equity securities and ETFs.

The Fund expects to have a high portfolio turnover which may result in higher transactional costs.

advisers and for determining the amount of the Fund’s assets that each sub-adviser will manage for the Fund. While the Adviser expects that each sub-adviser will manage a portion of the Fund’s assets at all times, the percentages of the Fund’s assets managed by each sub-adviser may vary from time to time.

The Fund may invest in domestic and foreign equities, equity-related securities such as options on equity indices or index exchange traded funds (“ETFs”), investment grade fixed income securities, ETFs that primarily invest in equities and/or fixed income securities and exchange traded notes (“ETNs”) linked to the VIX (market volatility) index. ETFs that primarily invest in fixed income securities will include ETFs that invest in high-yield bonds (commonly known as “junk bonds”), investment grade corporate bonds, municipal securities and U.S. Treasury securities. The Fund may short shares of equity and fixed income ETFs.

Foreign equity securities or ETFs that the Fund may invest in may also include issuers from emerging market countries. The Fund considers emerging market countries to be those found in the MSCI EAFE Index. The Fund considers investment grade securities to be those that are rated Baa3 or higher by Moody’s Investors Service, Inc. (“Moody’s”) or BBB- or higher by S&P at the time of purchase.

The Fund’s sub-advisers invest the assets delegated to them by the Adviser as follows:

Anchor Capital Management Group Inc. (“Anchor Capital”) – Anchor Capital uses proprietary quantitative risk models to invest both long and/or short in domestic and foreign equity and fixed income ETFs. Anchor Capital expects its allocation of the Fund’s assets to have equity exposure between -20% and 25% and fixed income exposure between -50% and 75%.

Exceed Advisory LLC (“Exceed Advisory”) – Exceed Advisory’s strategy is composed of an equity options component and a fixed income component. The options component uses call and put options on equity indices or broad-based equity ETFs in seeking to limit risk/return exposure to predetermined market levels. The fixed income component invests in investment grade fixed income securities for the purposes of generating income for the options strategy as well as collateral for the options.

Tuttle Tactical Management LLC (“Tuttle”) – Tuttle uses a proprietary market trend model to invest in a portfolio of dividend-paying domestic and international equities and equity ETFs. Depending on the sub-adviser’s model, its allocation may also be fully invested in ETFs that primarily invest in fixed income ETFs. The sub-adviser may also use volatility-linked ETNs for hedging purposes.

Synergy Financial Management, LLC (“Synergy”) – Synergy invests its allocation of the Fund’s assets in a diversified portfolio of global equity investments that seeks to outperform the S&P 500 by investing primarily in U.S. and foreign equity securities and ETFs.

The Fund expects to have a high portfolio turnover which may result in higher transactional costs.

Tactical Moderate Allocation Fund – Principal Investment Strategies

Existing Fund	New Fund

The Fund seeks to provide capital appreciation. The Fund’s adviser, Tactical Fund Advisors, LLC (the “Adviser”), delegates the day-to-day management of the Fund’s assets to multiple sub-advisers. The Adviser is responsible for the overall management of the Fund, overseeing the Fund’s sub-advisers and for determining the amount of the Fund’s assets that each sub-adviser will manage for the Fund. While the Adviser expects that each sub-adviser will manage a portion of the Fund’s assets at all times, the percentages of the Fund’s assets managed by each sub-adviser may vary from time to time.

The Fund may invest in domestic and foreign equities, equity-related securities such as options on equity indices or index ETFs, investment grade fixed income securities, ETFs that primarily invest in equities and/or fixed income securities and ETNs linked to the VIX (market volatility) index. ETFs that primarily invest in fixed income securities will include ETFs that invest in high-yield bonds (commonly known as “junk bonds”), investment grade corporate bonds, municipal securities and U.S. Treasury securities. The Fund may short shares of equity and fixed income ETFs.

Foreign equity securities or ETFs that the Fund may invest in may also include issuers from emerging market countries. The Fund considers emerging market countries to be those found in the MSCI EM Index. The Fund considers investment grade securities to be those that are rated Baa3 or higher by Moody’s Investors Service, Inc. or BBB- or higher by S&P at the time of purchase.

The Fund’s sub-advisers invest the assets delegated to them by the Adviser as follows:

Anchor Capital Management Group Inc. (“Anchor Capital”) – Anchor Capital uses proprietary quantitative risk models to invest both long and/or short in domestic and foreign equity and fixed income ETFs. Anchor Capital expects its allocation of the Fund’s assets to have equity exposure between -25% and 50% and fixed income exposure between -50% and 50%.

Exceed Advisory LLC (“Exceed Advisory”) – Exceed Advisory’s strategy is composed of an equity options component and a fixed income component. The options component uses call and put options on equity indices or broad-based equity ETFs in seeking to limit risk/return exposure to predetermined market levels. The fixed income component invests in investment grade fixed income securities for the purposes of generating income for the options strategy as well as collateral for the options.

Tuttle Tactical Management LLC (“Tuttle”) – Tuttle uses a proprietary market trend model to invest in a portfolio of domestic and international and equity ETFs including leveraged, fixed income, and inverse ETFs. Depending on the sub-adviser’s model, its allocation may also be fully invested in ETFs that primarily invest in U.S. Treasury securities. The sub-adviser may also use volatility-linked ETNs for hedging purposes.

The Fund seeks to provide capital appreciation. The Fund’s adviser, Tactical Fund Advisors, LLC (the “Adviser”), delegates the day-to-day management of the Fund’s assets to multiple sub-advisers. The Adviser is responsible for the overall management of the Fund, overseeing the Fund’s sub-advisers and for determining the amount of the Fund’s assets that each sub-adviser will manage for the Fund. While the Adviser expects that each sub-adviser will manage a portion of the Fund’s assets at all times, the percentages of the Fund’s assets managed by each sub-adviser may vary from time to time.

The Fund may invest in domestic and foreign equities, equity-related securities such as options on equity indices or index ETFs, investment grade fixed income securities, ETFs that primarily invest in equities and/or fixed income securities and ETNs linked to the VIX (market volatility) index. ETFs that primarily invest in fixed income securities will include ETFs that invest in high-yield bonds (commonly known as “junk bonds”), investment grade corporate bonds, municipal securities and U.S. Treasury securities. The Fund may short shares of equity and fixed income ETFs.

Foreign equity securities or ETFs that the Fund may invest in may also include issuers from emerging market countries. The Fund considers emerging market countries to be those found in the MSCI EM Index. The Fund considers investment grade securities to be those that are rated Baa3 or higher by Moody’s Investors Service, Inc. or BBB- or higher by S&P at the time of purchase.

The Fund’s sub-advisers invest the assets delegated to them by the Adviser as follows:

Anchor Capital Management Group Inc. (“Anchor Capital”) – Anchor Capital uses proprietary quantitative risk models to invest both long and/or short in domestic and foreign equity and fixed income ETFs. Anchor Capital expects its allocation of the Fund’s assets to have equity exposure between -25% and 50% and fixed income exposure between -50% and 50%.

Exceed Advisory LLC (“Exceed Advisory”) – Exceed Advisory’s strategy is composed of an equity options component and a fixed income component. The options component uses call and put options on equity indices or broad-based equity ETFs in seeking to limit risk/return exposure to predetermined market levels. The fixed income component invests in investment grade fixed income securities for the purposes of generating income for the options strategy as well as collateral for the options.

Tuttle Tactical Management LLC (“Tuttle”) – Tuttle uses a proprietary market trend model to invest in a portfolio of domestic and international and equity ETFs including leveraged, fixed income, and inverse ETFs. Depending on the sub-adviser’s model, its allocation may also be fully invested in ETFs that primarily invest in U.S. Treasury securities. The sub-adviser may also use volatility-linked ETNs for hedging purposes.

Synergy Financial Management, LLC (“Synergy”) – Synergy invests its allocation of the Fund’s assets in a diversified portfolio of global equity investments that seeks to outperform the S&P 500 by investing primarily in U.S. and foreign equity securities and ETFs.

The Fund expects to have a high portfolio turnover which may result in higher transactional costs.

Synergy Financial Management, LLC (“Synergy”) – Synergy invests its allocation of the Fund’s assets in a diversified portfolio of global equity investments that seeks to outperform the S&P 500 by investing primarily in U.S. and foreign equity securities and ETFs.

The Fund expects to have a high portfolio turnover which may result in higher transactional costs.

Tactical Growth Allocation Fund – Principal Investment Strategies

The Fund seeks to provide capital appreciation. The Fund’s adviser, Tactical Fund Advisors, LLC (the “Adviser”), delegates the day-to-day management of the Fund’s assets to multiple sub-advisers. The Adviser is responsible for the overall management of the Fund, overseeing the Fund’s sub-advisers and for determining the amount of the Fund’s assets that each sub-adviser will manage for the Fund. While the Adviser expects that each sub-adviser will manage a portion of the Fund’s assets at all times, the percentages of the Fund’s assets managed by each sub-adviser may vary from time to time.

The Fund may invest in domestic and foreign equities, equity-related securities such as options on equity indices or index ETFs, investment grade fixed income securities, ETFs that primarily invest in equities and/or investment grade fixed income securities and ETNs linked to the VIX (market volatility) index. ETFs that the Fund may invest in include leveraged ETFs. The Fund may short shares of equity and fixed income ETFs.

Foreign equity securities or ETFs that the Fund may invest in may also include issuers from emerging market countries. The Fund considers emerging market countries to be those found in the MSCI EAFE Index. The Fund considers investment grade securities to be those that are rated Baa3 or higher by Moody’s Investors Service, Inc. or BBB- or higher by S&P at the time of purchase.

The Fund’s sub-advisers invest the assets delegated to them by the Adviser as follows:

Anchor Capital Management Group Inc. (“Anchor Capital”) – Anchor Capital uses proprietary quantitative risk models to invest both long and/or short in domestic and foreign equity ETFs. Anchor Capital expects its allocation of the Fund’s assets to have equity exposure between -40% and 100%.

Exceed Advisory LLC (“Exceed Advisory”) – Exceed Advisory’s strategy is composed of an equity options component and a fixed income component. The options component uses call and put options on equity indices or broad-based equity ETFs in seeking to limit risk/return exposure to predetermined market levels. The fixed income component invests in investment grade fixed income

The Fund seeks to provide capital appreciation. The Fund’s adviser, Tactical Fund Advisors, LLC (the “Adviser”), delegates the day-to-day management of the Fund’s assets to multiple sub-advisers. The Adviser is responsible for the overall management of the Fund, overseeing the Fund’s sub-advisers and for determining the amount of the Fund’s assets that each sub-adviser will manage for the Fund. While the Adviser expects that each sub-adviser will manage a portion of the Fund’s assets at all times, the percentages of the Fund’s assets managed by each sub-adviser may vary from time to time.

The Fund may invest in domestic and foreign equities, equity-related securities such as options on equity indices or index ETFs, investment grade fixed income securities, ETFs that primarily invest in equities and/or investment grade fixed income securities and ETNs linked to the VIX (market volatility) index. ETFs that the Fund may invest in include leveraged ETFs. The Fund may short shares of equity and fixed income ETFs.

Foreign equity securities or ETFs that the Fund may invest in may also include issuers from emerging market countries. The Fund considers emerging market countries to be those found in the MSCI EAFE Index. The Fund considers investment grade securities to be those that are rated Baa3 or higher by Moody’s Investors Service, Inc. or BBB- or higher by S&P at the time of purchase.

The Fund’s sub-advisers invest the assets delegated to them by the Adviser as follows:

Anchor Capital Management Group Inc. (“Anchor Capital”) – Anchor Capital uses proprietary quantitative risk models to invest both long and/or short in domestic and foreign equity ETFs. Anchor Capital expects its allocation of the Fund’s assets to have equity exposure between -40% and 100%.

Exceed Advisory LLC (“Exceed Advisory”) – Exceed Advisory’s strategy is composed of an equity options component and a fixed income component. The options component uses call and put options on equity indices or broad-based equity ETFs in seeking to limit risk/return exposure to predetermined market levels. The fixed income component invests in investment grade fixed income securities for the purposes of generating income for the options strategy as well as collateral for the options.

Tuttle Tactical Management LLC (“Tuttle”) – Tuttle uses a proprietary market trend model to invest in a portfolio of domestic and international and equity ETFs including leveraged and inverse ETFs. Depending on the sub-adviser’s model, its allocation may also be fully invested in ETFs that primarily invest in U.S. Treasury securities. The portfolio can also use volatility ETNs for hedging purposes and leveraged ETFs to take advantage of opportunities the sub-adviser sees in the market.

Synergy Financial Management, LLC (“Synergy”) – Synergy invests its allocation of the Fund’s assets in a diversified portfolio of global equity investments that seeks to outperform the S&P 500 by investing primarily in U.S. and foreign equity securities and ETFs.

The Fund expects to have a high portfolio turnover which may result in higher transactional costs.

securities for the purposes of generating income for the options strategy as well as collateral for the options.

Tuttle Tactical Management LLC (“Tuttle”) – Tuttle uses a proprietary market trend model to invest in a portfolio of domestic and international and equity ETFs including leveraged and inverse ETFs. Depending on the sub-adviser’s model, its allocation may also be fully invested in ETFs that primarily invest in U.S. Treasury securities. The portfolio can also use volatility ETNs for hedging purposes and leveraged ETFs to take advantage of opportunities the sub-adviser sees in the market.

Synergy Financial Management, LLC (“Synergy”) – Synergy invests its allocation of the Fund’s assets in a diversified portfolio of global equity investments that seeks to outperform the S&P 500 by investing primarily in U.S. and foreign equity securities and ETFs.

The Fund expects to have a high portfolio turnover which may result in higher transactional costs.

TFA Quantitative Fund – Principal Investment Strategies

Existing Fund	New Fund

In pursuing the Fund’s investment objective, the Fund’s Adviser, Tactical Fund Advisors, LLC (the “Adviser”) executes the Fund’s investment strategy based on signals and analysis provided by the Fund’s sub-adviser, Potomac Advisors, Inc. (the “Sub-Adviser”). The Adviser will, under normal conditions, invest the Fund’s assets in leveraged and unleveraged registered investment funds which include mutual funds and exchange traded funds (the “Underlying Funds”) which seek to provide investment returns that match on a daily or monthly basis either (1) 100% exposure to the NASDAQ 100 Index, (2) up to 150% exposure to the S&P 500 Index or (3) up to 100% exposure to an inverse S&P 500 index based on the outputs of the Sub-Adviser’s proprietary investment model. The Fund may invest in inverse funds, which are funds that are designed to provide returns that are the inverse, or opposite of a specific benchmark or index.

The Adviser delegates the day-to-day management of the Fund’s portfolio to the Sub-Adviser. The Sub-Adviser’s model generates signals based on a quantitative analysis, which is then used to determine in which of the Underlying Funds to invest. The model’s buy, sell, or hold signals are generated by the model’s algorithmic, rules-based system. The Sub-Adviser's model is predicated on whether the model anticipates a market advance, correction, or decline. Final allocations among the Underlying Funds and/or cash is determined by short-term technical analysis and momentum indicators that track recent price changes in the Underlying Funds.

In pursuing the Fund’s investment objective, the Fund’s Adviser, Tactical Fund Advisors, LLC (the “Adviser”) executes the Fund’s investment strategy based on signals and analysis provided by the Fund’s sub-adviser, Potomac Advisors, Inc. (the “Sub-Adviser”). The Adviser will, under normal conditions, invest the Fund’s assets in leveraged and unleveraged registered investment funds which include mutual funds and exchange traded funds (the “Underlying Funds”) which seek to provide investment returns that match on a daily or monthly basis either (1) 100% exposure to the NASDAQ 100 Index, (2) up to 150% exposure to the S&P 500 Index or (3) up to 100% exposure to an inverse S&P 500 index based on the outputs of the Sub-Adviser’s proprietary investment model. The Fund may invest in inverse funds, which are funds that are designed to provide returns that are the inverse, or opposite of a specific benchmark or index.

The Adviser delegates the day-to-day management of the Fund’s portfolio to the Sub-Adviser. The Sub-Adviser’s model generates signals based on a quantitative analysis, which is then used to determine in which of the Underlying Funds to invest. The model’s buy, sell, or hold signals are generated by the model’s algorithmic, rules-based system. The Sub-Adviser's model is predicated on whether the model anticipates a market advance, correction, or decline. Final allocations among the Underlying Funds and/or cash is determined by short-term technical analysis and momentum indicators that track recent price changes in the Underlying Funds.

The Sub-Adviser’s model utilizes a proprietary quantitative process that aggregates over thirty different trading systems into one algorithm to identify buy, sell, and short signals, based on historic and raw stock market data, including major and secondary market indexes, interest rate data, internal market data such as technical indicators that measure market indices movements, new highs and lows, volume and volatility measures and seasonality and sentiment data. The Sub-Adviser’s model incorporates seasonality and sentiment data to identify patterns in the time of year to determine stock market advances or declines and consumer sentiment about markets or the economy.

The Fund may hold significant cash or fixed income positions during unfavorable market conditions and may be fully invested in the Underlying Funds when favorable conditions warrant. The factors used to determine the Fund’s allocations are based upon the strength of sub-adviser’s trading signals. In managing the Fund’s portfolio, the Fund will engage in frequent trading, resulting in a high portfolio turnover rate.

The Sub-Adviser’s model utilizes a proprietary quantitative process that aggregates over thirty different trading systems into one algorithm to identify buy, sell, and short signals, based on historic and raw stock market data, including major and secondary market indexes, interest rate data, internal market data such as technical indicators that measure market indices movements, new highs and lows, volume and volatility measures and seasonality and sentiment data. The Sub-Adviser’s model incorporates seasonality and sentiment data to identify patterns in the time of year to determine stock market advances or declines and consumer sentiment about markets or the economy.

The Fund may hold significant cash or fixed income positions during unfavorable market conditions and may be fully invested in the Underlying Funds when favorable conditions warrant. The factors used to determine the Fund’s allocations are based upon the strength of sub-adviser’s trading signals. In managing the Fund’s portfolio, the Fund will engage in frequent trading, resulting in a high portfolio turnover rate.

TFA Multidimensional Tactical Fund – Principal Investment Strategies

Existing Fund	New Fund

Tactical Fund Advisors, LLC (the “Adviser”) seeks to achieve the Fund’s investment objective by investing in equity securities of small, mid, and large U.S. capitalization companies and fixed income ETFs (the “Underlying ETFs”). The Fund’s investments in the Underlying ETFs exposes the Fund to the following types of fixed income securities: U.S. Treasuries, investment grade corporate securities, U.S. floating rate treasury notes and high yield bonds with maturity dates ranging from one to thirty years. The Underlying ETFs are not limited to a to particular credit quality and may invest in below investment grade securities (commonly referred to as "junk bonds"). The Fund defines below investment grade securities as bonds with a credit rating below Baa3 or BBB- as judged by either Moody’s Investors Service or Standard & Poor’s.

The Adviser delegates the day-to-day management of the Fund’s portfolio to the Fund’s sub-adviser, Preston Wealth Advisors, LLC (the “Sub-Adviser”). Under normal market conditions, the Sub-Adviser will allocate the Fund’s investments equally between equities and the Underlying ETFs. The Sub-Adviser will adjust the Fund’s holdings based on the daily output of its quantitative model which analyzes multiple variables, such as price and risk factors, over four different lookback periods. The Sub-Adviser utilizes the outputs of its proprietary model to determine whether to adjust the Fund’s investment allocations or shift the Fund to cash.

The Fund may hold significant cash or fixed income positions during unfavorable market conditions and may be

Tactical Fund Advisors, LLC (the “Adviser”) seeks to achieve the Fund’s investment objective by investing in equity securities of small, mid, and large U.S. capitalization companies and fixed income ETFs (the “Underlying ETFs”). The Fund’s investments in the Underlying ETFs exposes the Fund to the following types of fixed income securities: U.S. Treasuries, investment grade corporate securities, U.S. floating rate treasury notes and high yield bonds with maturity dates ranging from one to thirty years. The Underlying ETFs are not limited to a to particular credit quality and may invest in below investment grade securities (commonly referred to as "junk bonds"). The Fund defines below investment grade securities as bonds with a credit rating below Baa3 or BBB- as judged by either Moody’s Investors Service or Standard & Poor’s.

The Adviser delegates the day-to-day management of the Fund’s portfolio to the Fund’s sub-adviser, Preston Wealth Advisors, LLC (the “Sub-Adviser”). Under normal market conditions, the Sub-Adviser will allocate the Fund’s investments equally between equities and the Underlying ETFs. The Sub-Adviser will adjust the Fund’s holdings based on the daily output of its quantitative model which analyzes multiple variables, such as price and risk factors, over four different lookback periods. The Sub-Adviser utilizes the outputs of its proprietary model to determine whether to adjust the Fund’s investment allocations or shift the Fund to cash.

The Fund may hold significant cash or fixed income positions during unfavorable market conditions and may be fully invested when favorable conditions warrant. The Sub-Adviser decides whether to transition between asset classes based on the recommendations from its quantitative analysis. In managing the Fund’s portfolio, the Fund will engage in frequent trading, resulting in a high portfolio turnover rate.

fully invested when favorable conditions warrant. The Sub-Adviser decides whether to transition between asset classes based on the recommendations from its quantitative analysis. In managing the Fund’s portfolio, the Fund will engage in frequent trading, resulting in a high portfolio turnover rate.

c)	Investment Advisory Services

Tactical Fund Advisors, LLC, located at 11726 Seven Gables Road, Cincinnati, Ohio 45249, is the investment adviser to each Existing Fund and each New Fund. The Adviser, an Ohio limited liability company, is registered as an investment adviser under the Investment Advisers Act of 1940. The Adviser was founded in 2018, and Drew K. Horter is the Founder, Chief Executive Officer, and majority owner. John F. Peters, Executive Vice President, is a minority owner. As of December 31, 2020, the Adviser had approximately $[___] million in assets under management. If the Reorganization is approved, the Adviser will continue to be the investment adviser of the New Funds under an investment advisory agreement with the New Funds (the “New Advisory Agreement”) dated [February __, 2021] that will provide for an annual management fee rate of 1.30% as a percentage of each New Fund’s net assets, which is the same as the management fee of each Existing Fund. Except for the date and term of the New Advisory Agreement, all other terms of the New Advisory Agreement are materially identical to the terms of the Existing Funds’ management agreement.

It is expected that each New Fund will be managed by the same sub-adviser or sub-advisers and portfolio management team as its corresponding Existing Fund. The sub-advisers and portfolio managers for each Existing Fund and New Fund are as follows:

Tactical Conservative Allocation Fund, Tactical Moderate Allocation Fund, and Tactical Growth Allocation Fund

Anchor Capital Management Group, Inc., located at 15 Enterprise, Suite 450, Aliso Viejo, CA 92656, is a California corporation which provides investment services to the Funds and other separately managed accounts and had approximately $[ ] in assets under management as of December 31, 2020. Eric Leake, President of Anchor Capital and Garrett Waters, Chief Executive Officer of Anchor Capital, have each served the Fund as a portfolio manager since its inception in March 2019.

Exceed Advisory LLC, located at 79 Madison Avenue, 3rd Floor, New York, NY 10016, is a Delaware limited liability company which provides investment services to the Funds and other registered investment companies and had approximately $[ ] in assets under management as of December 31, 2020. Joseph Halpern, Managing Member of Exceed Advisory, has served the Fund as a portfolio manager since its inception in March 2019.

Tuttle Tactical Management, LLC, located at [ ] is a Delaware limited liability company which provides investment services to the Funds and other registered investment companies and had approximately $[ ] in assets under management as of December 31, 2020. Matthew Tuttle, Managing Member and Chief Investment Officer of Tuttle, has served the Fund as a portfolio manager since its inception in March 2019.

Synergy Financial Management, LLC, located at 13231 SE 36th Street, Suite 215, Bellevue, WA 98006 is a Washington limited liability company which provides investment services to the Funds and other separately managed accounts and had approximately $[ ] in assets under management as of December

31, 2020. Joe Maas, Chief Investment Officer of Synergy, has served the Fund as a portfolio manager since January 1, 2020.

Heritage Capital Advisors, LLC, located at 98 Wadsworth Blvd #127-3028, Lakewood, CO 80226, is a Colorado limited liability company which provides investment services to the Funds and other separately managed accounts and had approximately $[ ] in assets under management as of December 31, 2020. David Moenning, Investment Officer of Heritage, and Jeff Pietsch, Portfolio Manager of Heritage, have served the Funds as portfolio managers since December 17, 2020.

TFA Quantitative Fund

Potomac Advisors, Inc., located at 7215 Teal Creek Glen, Lakewood Ranch, FL 34202, is a Florida corporation which provides investment services to the Fund and other separately managed accounts and had approximately $[ ] in assets under management as of December 31, 2020. Richard M. Paul, Founder and Chief Investment Officer of Potomac Advisors, and Meghan S. Paul, Vice President of Potomac Advisors, have served as the Fund’s portfolio managers since its inception in May 2020.

TFA Multidimensional Tactical Fund

Preston Wealth Advisors, LLC, located at 1886 Metro Center, Drive, Suite 620, Reston, VA 20190, is a Virginia limited liability company which provides investment services to the Fund and other separately managed accounts and had approximately $[ ] in assets under management as of December 31, 2020. Theodore J. Doremus, Chief Executive Officer and Co-Founder of Preston, has served as the Fund’s portfolio manager since its inception in May 2020.

d)	Distribution Services

The Existing Funds’ principal underwriter is Arbor Court Capital, LLC, located at 8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio 44147 (the “Distributor”). Ultimus Fund Distributors, LLC (“UFD”), located at 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246 will be the New Funds’ distributor. UFD will serve as the principal underwriter, the exclusive agent for the distribution of the New Funds’ shares. Like the Distributor’s arrangement with the Existing Funds, UFD may sell the New Funds’ shares to or through qualified securities dealers or other approved entities. It is expected that the distribution services provided to the New Funds by UFD will be substantially similar to the services the Distributor provides the Existing Funds.

e)	Purchase and Redemption Procedures

The Existing Funds and the New Funds have substantially similar purchase and redemption procedures. Purchases and sales (redemptions) of shares of both the Existing Funds and the New Funds are made at the NAV per share next determined after receipt of a purchase or redemption order by the transfer agent.

The minimum initial investment in either share class of the Existing Funds is $500 with a minimum subsequent amount of $250 in either share class. The Existing Funds or the Adviser may waive any investment minimum.

There is no minimum initial investment for shares in the New Funds with respect to investors who receive these shares as part of the Reorganization. The minimum initial investment in either share class of the New Funds is $500 with a minimum subsequent amount of $250 in either share class. The New Funds or the Adviser may waive any investment minimum.

E.	Federal Tax Consequences of the Proposed Reorganization

The Existing Funds and the New Funds will have received on the closing date of the Reorganization an opinion of Strauss Troy, legal counsel to the New Funds, to the effect that Strauss Troy believes that the Reorganization, if carried out as proposed, will constitute a tax-free reorganization within the meaning of Section 368(a)(1)(F) of the Internal Revenue Code of 1986, as amended (the “Code”). Accordingly, it is anticipated that: (i) no gain or loss will be recognized by each Existing Fund upon the transfer of assets to the corresponding New Fund solely in exchange for shares of the New Fund and the assumption by the New Fund of liabilities of the Existing Fund, if any, or by shareholders of the Existing Fund upon their receipt of shares of the New Fund in exchange for shares of the Existing Fund; (ii) the aggregate tax basis of the shares of each New Fund received by a shareholder of the corresponding Existing Fund will be the same as the aggregate tax basis of the shares of the Existing Fund exchanged therefor; and (iii) the holding period of a shareholder of each Existing Fund for the shares of the New Fund received in the Reorganization will include the period during which the shares of the Existing Fund exchanged therefor were held, provided the latter shares were held as capital assets by the shareholder on the date of the exchange.

2.	COMPARISON FEE TABLES AND EXAMPLES
A.	Fee Tables

The following tables describe the fees and expenses that you may pay if you buy and hold shares of each Existing Fund and the corresponding New Fund (each referred to as a “Fund” as appropriate). The expenses for the Existing Funds are based on expenses incurred by each Existing Fund during its most recently completed fiscal year or period ended December 31, 2020. Only pro forma information has been presented for the New Funds because they will not commence operations until the Reorganization is completed.

Comparison of Shareholder Fees – Tactical Conservative Allocation Fund

	Existing Fund		New Fund
	Class A	Class I	Class A	Class I
SHAREHOLDER FEES (fees paid directly from your investment)	None	None	None	None
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.30%	1.30%	1.30%	1.30%
Distribution and Service (12b-1) Fees	0.25%	None	0.25%	None
Other Expenses (1)	[ %](	[ %](	[ %](	[ %](
Acquired Fund Fees and Expenses(1)	[ %](	[ %](	[ %](	[ %](
Total Annual Fund Operating Expenses	[ %](	[ %](	[ %](	[ %](
Fee Waiver and/or Expense Reimbursement	[ %](2)	[ %]( (2)	[ %]( (3)	[ %]( (3)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[ %](	[ %](	[ %](	[ %](

(1) Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.

(2) The Adviser has contractually agreed to reduce its fees and to reimburse expenses, at least through April 30, 2022, to ensure that total annual Fund operating expenses after fee waiver and reimbursement (exclusive of any acquired fund fees and expenses, interest expenses, dividend expenses on short sales, taxes, brokerage commissions, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) will not exceed 1.95% and 2.20% of the average daily net assets attributable to the Class I and Class A shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within three years of the date on which the waiver or reimbursement occurs, if such recoupment can be achieved within the lesser of the foregoing expense limits or the expense limits in place at the time of recoupment. This agreement may be terminated only by the Board, on 60 days written notice to the Adviser.

(3) The Adviser has contractually agreed to reduce its fees and to reimburse expenses, at least through April 30, 2023, to ensure that total annual Fund operating expenses after fee waiver and reimbursement (exclusive of any acquired fund fees and expenses, interest expenses, dividend expenses on short sales, taxes, brokerage commissions, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) will not exceed 1.89% and 2.14% of the average daily net assets attributable to the Class I and Class A shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within three years of the date on which the waiver or reimbursement occurs, if such recoupment can be achieved within the lesser of the foregoing expense limits or the expense limits in place at the time of recoupment. This agreement may be terminated only by the Board, on 60 days written notice to the Adviser.

Comparison of Shareholder Fees – Tactical Moderate Allocation Fund

	Existing Fund		New Fund
	Class A	Class I	Class A	Class I
SHAREHOLDER FEES (fees paid directly from your investment)	None	None	None	None
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.30%	1.30%	1.30%	1.30%
Distribution and Service (12b-1) Fees	0.25%	None	0.25%	None
Other Expenses (1)	[ %](	[ %](	[ %](	[ %](
Acquired Fund Fees and Expenses(1)	[ %](	[ %](	[ %](	[ %](
Total Annual Fund Operating Expenses	[ %](	[ %](	[ %](	[ %](
Fee Waiver and/or Expense Reimbursement	[ %](2)	[ %]( (2)	[ %]( (3)	[ %]( (3)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[ %](	[ %](	[ %](	[ %](

(1) Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.

(2) The Adviser has contractually agreed to reduce its fees and to reimburse expenses, at least through April 30, 2022, to ensure that total annual Fund operating expenses after fee waiver and reimbursement (exclusive of any acquired fund fees and expenses, interest expenses, dividend expenses on short sales, taxes, brokerage commissions, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) will not exceed 1.95% and 2.20% of the average daily net assets attributable to the Class I and Class A shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within three years of the date on which the waiver or reimbursement occurs, if such recoupment can be achieved within the lesser of the foregoing expense limits or the expense limits in place at the time of recoupment. This agreement may be terminated only by the Board, on 60 days written notice to the Adviser.

(3) The Adviser has contractually agreed to reduce its fees and to reimburse expenses, at least through April 30, 2023, to ensure that total annual Fund operating expenses after fee waiver and reimbursement (exclusive of any acquired fund fees and expenses, interest expenses, dividend expenses on short sales, taxes, brokerage commissions, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) will not exceed 1.89% and 2.14% of the average daily net assets attributable to the Class I and Class A shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within three years of the date on which the waiver or reimbursement occurs, if such recoupment can be achieved within the lesser of the foregoing expense limits or the expense limits in place at the time of recoupment. This agreement may be terminated only by the Board, on 60 days written notice to the Adviser.

Comparison of Shareholder Fees – Tactical Growth Allocation Fund

	Existing Fund		New Fund
	Class A	Class I	Class A	Class I
SHAREHOLDER FEES (fees paid directly from your investment)	None	None	None	None
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.30%	1.30%	1.30%	1.30%
Distribution and Service (12b-1) Fees	0.25%	None	0.25%	None
Other Expenses (1)	[ %](	[ %](	[ %](	[ %](
Acquired Fund Fees and Expenses(1)	[ %](	[ %](	[ %](	[ %](
Total Annual Fund Operating Expenses	[ %](	[ %](	[ %](	[ %](
Fee Waiver and/or Expense Reimbursement	[ %](2)	[ %]( (2)	[ %]( (3)	[ %]( (3)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[ %](	[ %](	[ %](	[ %](

(1) Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.

(2) The Adviser has contractually agreed to reduce its fees and to reimburse expenses, at least through April 30, 2022, to ensure that total annual Fund operating expenses after fee waiver and reimbursement (exclusive of any acquired fund fees and expenses, interest expenses, dividend expenses on short sales, taxes, brokerage commissions, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) will not exceed 1.95% and 2.20% of the average daily net assets attributable to the Class I and Class A shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within three years of the date on which the waiver or reimbursement occurs, if such recoupment can be achieved within the lesser of the foregoing expense limits or the expense limits in place at the time of recoupment. This agreement may be terminated only by the Board, on 60 days written notice to the Adviser.

(3) The Adviser has contractually agreed to reduce its fees and to reimburse expenses, at least through April 30, 2023, to ensure that total annual Fund operating expenses after fee waiver and reimbursement (exclusive of any acquired fund fees and expenses, interest expenses, dividend expenses on short sales, taxes, brokerage commissions, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) will not exceed 1.89% and 2.14% of the average daily net assets attributable to the Class I and Class A shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within three years of the date on which the waiver or reimbursement occurs, if such recoupment can be achieved within the lesser of the foregoing expense limits or the expense limits in place at the time of recoupment. This agreement may be terminated only by the Board, on 60 days written notice to the Adviser.

Comparison of Shareholder Fees – TFA Quantitative Fund

	Existing Fund		New Fund
	Class A	Class I	Class A	Class I
SHAREHOLDER FEES (fees paid directly from your investment)	None	None	None	None
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.30%	1.30%	1.30%	1.30%
Distribution and Service (12b-1) Fees	0.25%	None	0.25%	None
Other Expenses (1)	[ %](	[ %](	[ %](	[ %](
Acquired Fund Fees and Expenses(1)	[ %](	[ %](	[ %](	[ %](
Total Annual Fund Operating Expenses	[ %](	[ %](	[ %](	[ %](
Fee Waiver and/or Expense Reimbursement	[ %](2)	[ %]( (2)	[ %]( (3)	[ %]( (3)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[ %](	[ %](	[ %](	[ %](

(1) Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.

(2) The Adviser has contractually agreed to reduce its fees and to reimburse expenses, at least through April 30, 2022, to ensure that total annual Fund operating expenses after fee waiver and reimbursement (exclusive of any acquired fund fees and expenses, interest expenses, dividend expenses on short sales, taxes, brokerage commissions, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) will not exceed 1.95% and 2.20% of the average daily net assets attributable to the Class I and Class A shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within three years of the date on which the waiver or reimbursement occurs, if such recoupment can be achieved within the lesser of the foregoing expense limits or the expense limits in place at the time of recoupment. This agreement may be terminated only by the Board, on 60 days written notice to the Adviser.

(3) The Adviser has contractually agreed to reduce its fees and to reimburse expenses, at least through April 30, 2023, to ensure that total annual Fund operating expenses after fee waiver and reimbursement (exclusive of any acquired fund fees and expenses, interest expenses, dividend expenses on short sales, taxes, brokerage commissions, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) will not exceed 1.89% and 2.14% of the average daily net assets attributable to the Class I and Class A shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within three years of the date on which the waiver or reimbursement occurs, if such recoupment can be achieved within the lesser of the foregoing expense limits or the expense limits in place at the time of recoupment. This agreement may be terminated only by the Board, on 60 days written notice to the Adviser.

Comparison of Shareholder Fees – TFA Multidimensional Tactical Fund

	Existing Fund		New Fund
	Class A	Class I	Class A	Class I
SHAREHOLDER FEES (fees paid directly from your investment)	None	None	None	None
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.30%	1.30%	1.30%	1.30%
Distribution and Service (12b-1) Fees	0.25%	None	0.25%	None
Other Expenses (1)	[ %](	[ %](	[ %](	[ %](
Acquired Fund Fees and Expenses(1)	[ %](	[ %](	[ %](	[ %](
Total Annual Fund Operating Expenses	[ %](	[ %](	[ %](	[ %](
Fee Waiver and/or Expense Reimbursement	[ %](2)	[ %]( (2)	[ %]( (3)	[ %]( (3)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[ %](	[ %](	[ %](	[ %](

(1) Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.

(2) The Adviser has contractually agreed to reduce its fees and to reimburse expenses, at least through April 30, 2022, to ensure that total annual Fund operating expenses after fee waiver and reimbursement (exclusive of any acquired fund fees and expenses, interest expenses, dividend expenses on short sales, taxes, brokerage commissions, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) will not exceed 1.95% and 2.20% of the average daily net assets attributable to the Class I and Class A shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within three years of the date on which the waiver or reimbursement occurs, if such recoupment can be achieved within the lesser of the foregoing expense limits or the expense limits in place at the time of recoupment. This agreement may be terminated only by the Board, on 60 days written notice to the Adviser.

(3) The Adviser has contractually agreed to reduce its fees and to reimburse expenses, at least through April 30, 2023, to ensure that total annual Fund operating expenses after fee waiver and reimbursement (exclusive of any acquired fund fees and expenses, interest expenses, dividend expenses on short sales, taxes, brokerage commissions, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) will not exceed 1.89% and 2.14% of the average daily net assets attributable to the Class I and Class A shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within three years of the date on which the waiver or reimbursement occurs, if such recoupment can be achieved within the lesser of the foregoing expense limits or the expense limits in place at the time of recoupment. This agreement may be terminated only by the Board, on 60 days written notice to the Adviser.

B.	Examples

These examples will help you compare the cost of investing in each Existing Fund and the corresponding New Fund with the costs of investing in other mutual funds. The examples assume that you invest $10,000 in the specified fund for the periods indicated and then redeem all your shares at the end of those periods. With respect to the New Funds, the example assumes that the Reorganization has been completed as contemplated. The example also assumes that your investment has a 5% return each year and that each Fund’s operating expenses remain the same, except that, for purposes of the example, the contractual agreement to waive management fees and reimburse expenses remains in effect until April 30, 2022 for each Existing Fund and April 30, 2023 for each New Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Comparison of Expense Examples – Tactical Conservative Allocation Fund

Existing Fund	1 Year	3 Years	5 Years	10 Years
Class A	$[ ]	$[ ]	$[ ]	$[ ]
Class I	$[ ]	$[ ]	$[ ]	$[ ]
New Fund	1 Year	3 Years	5 Years	10 Years
Class A	$[ ]	$[ ]	$[ ]	$[ ]
Class I	$[ ]	$[ ]	$[ ]	$[ ]

Comparison of Expense Examples – Tactical Moderate Allocation Fund

Existing Fund	1 Year	3 Years	5 Years	10 Years
Class A	$[ ]	$[ ]	$[ ]	$[ ]
Class I	$[ ]	$[ ]	$[ ]	$[ ]
New Fund	1 Year	3 Years	5 Years	10 Years
Class A	$[ ]	$[ ]	$[ ]	$[ ]
Class I	$[ ]	$[ ]	$[ ]	$[ ]

Comparison of Expense Examples – Tactical Growth Allocation Fund

Existing Fund	1 Year	3 Years	5 Years	10 Years
Class A	$[ ]	$[ ]	$[ ]	$[ ]
Class I	$[ ]	$[ ]	$[ ]	$[ ]

New Fund	1 Year	3 Years	5 Years	10 Years
Class A	$[ ]	$[ ]	$[ ]	$[ ]
Class I	$[ ]	$[ ]	$[ ]	$[ ]

Comparison of Expense Examples – TFA Quantitative Fund

Existing Fund	1 Year	3 Years	5 Years	10 Years
Class A	$[ ]	$[ ]	$[ ]	$[ ]
Class I	$[ ]	$[ ]	$[ ]	$[ ]
New Fund	1 Year	3 Years	5 Years	10 Years
Class A	$[ ]	$[ ]	$[ ]	$[ ]
Class I	$[ ]	$[ ]	$[ ]	$[ ]

Comparison of Expense Examples – TFA Multidimensional Tactical Fund

Existing Fund	1 Year	3 Years	5 Years	10 Years
Class A	$[ ]	$[ ]	$[ ]	$[ ]
Class I	$[ ]	$[ ]	$[ ]	$[ ]
New Fund	1 Year	3 Years	5 Years	10 Years
Class A	$[ ]	$[ ]	$[ ]	$[ ]
Class I	$[ ]	$[ ]	$[ ]	$[ ]

3.	PRINCIPAL RISK FACTORS

The following table sets forth information on the principal risks of investing in each Existing Fund and the corresponding New Fund. Because the New Funds will be managed by the investment adviser to the Existing Funds using the same investment objective and principal investment strategies as the Existing Funds, and because, if the Reorganization of the Existing Funds is completed as proposed, the New Funds will obtain the portfolio of the Existing Funds, it is anticipated that the Existing Funds’ and the New Funds’ principal risks will be substantially the same. An explanation of each of the risks is provided following the tables.

As with any mutual fund investment, there is a risk that you could lose money by investing in either Fund. The success of each New Fund’s investment strategy depends largely upon the Adviser’s and sub-advisers’ skill in selecting securities for purchase and sale by a New Fund and there is no assurance that a New Fund will achieve its investment objective.

The differences in the principal risk factors between the Existing Funds and the New Funds relate to revisions made to harmonize the risk descriptions among the New Funds.

Below are the principal risks for the Existing Funds, as disclosed in each Fund’s Summary Prospectus. The order of presentation follows the Existing Funds’ order.

[To be updated]

Tactical Conservative Allocation Fund – Principal Risks	Existing Fund	New Fund
Credit Risk	There is a risk that issuers will not make payments on fixed income securities held by the Fund, resulting in losses to the Fund. In addition, the credit quality of fixed income securities held by the Fund may be lowered if an issuer's financial condition changes. The issuer of a fixed income security may also default on its obligations.	Identical
Equity Risk	The net asset value of the Fund will fluctuate based on changes in the value of the U.S. and/or foreign equity securities held by the Fund. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.	Identical
Emerging Markets Risk	Investing in emerging markets involves not only the risks described below with respect to investing in foreign securities, but also other risks, including exposure to economic structures that are generally less diverse and mature, and to political systems that can be expected to have less stability, than those of developed countries. The typically small size of the markets of securities of issuers located in emerging markets and the possibility of a low or nonexistent volume of trading in those securities may also result in a lack of liquidity and in price volatility of those securities.	Identical
Exchange Traded Fund Risk	The Fund may invest in ETFs as part of its principal investment strategies. ETFs are subject to investment advisory and other expenses, which will be indirectly paid by a Fund. As a result, your cost of investing in a Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange. The market price for a Fund’s shares may deviate from a Fund’s net asset value, particularly during times of market stress, with the result that investors may pay significantly more or receive significantly less for Fund shares than the Fund’s net asset value, which is reflected in the bid and ask price for Fund shares or in the closing price.	Identical
Leveraged ETF Risk	Investing in leveraged ETFs will amplify the Fund’s gains and losses. Most leveraged ETFs “reset” daily. Due to the effect of compounding, their performance over longer periods of time can differ significantly from the performance of their underlying index or benchmark during the same period of time.	Identical
Exchange Traded Note Risk	Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer, credit and interest rate risks.	Identical
Foreign Risk

Changes in foreign economies and political climates are more likely to affect the Fund than a mutual fund that invests exclusively in U.S. companies. Foreign companies are generally not subject to the same regulatory requirements of U.S. companies thereby resulting in less publicly available information about these companies. In addition, foreign accounting, auditing and financial reporting standards generally differ from those applicable to U.S. companies.

Identical
Interest Rate Risk

Interest rate risk is the risk that bond prices overall, including the prices of securities held by the Fund, will decline over short or even long periods of time due to rising interest rates. Bonds with longer maturities tend to be more sensitive to interest rates than bonds with shorter maturities. For example, if interest rates go up by 1.0%, the price of a 4% coupon bond will decrease by approximately 1.0% for a bond with 1 year to maturity and approximately 4.4% for a bond with 5 years to maturity.

Identical

Management Risk

The portfolio managers’ judgments about the attractiveness, value and potential appreciation of particular stocks or other securities in which the Fund invests or sells short may prove to be incorrect and there is no guarantee that the portfolio managers’ judgment will produce the desired results. Additionally, the Adviser’s judgments about the potential performance of the sub-advisers may also prove incorrect and may not produce the desired results.

Identical
Market and Geopolitical Risk

The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund’s portfolio. The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions you could lose your entire investment.

Identical
Model Risk

Like all quantitative analysis, the sub-advisers’ investment models carry a risk that the mathematical models used might be based on one or more incorrect assumptions. Rapidly changing and unforeseen market dynamics could also lead to a decrease in short term effectiveness of the sub-advisers’ mathematical models. No assurance can be given that the Fund will be successful under all or any market conditions.

Identical
Options Risk

There are risks associated with the sale and purchase of call and put options. As a seller (writer) of a put option, the Fund will tend to lose money if the value of the reference index or security falls below the strike price. As the seller (writer) of a call option, the Fund will tend to lose money if the value of the reference index or security rises above the strike price. As the buyer of a put or call option, the Fund risks losing the entire premium invested if the value of the reference index or security is below (above) the call (put) strike at maturity.

Identical
Portfolio Turnover Risk

A higher portfolio turnover may result in higher transactional and brokerage costs associated with the turnover which may reduce the Fund’s return, unless the securities traded can be bought and sold without corresponding commission costs. Active trading of securities may also increase the Fund's realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder.

Identical

Short Position Risk

The Fund may also take short positions, including shares of an ETF. A “short” position is, in effect, similar to a sale in which the Fund sells a security it does not own but, has borrowed in anticipation that the market price of the security will decline. The Fund must replace a short security position by purchasing it at the market price at the time of replacement. Therefore, the potential loss on a “short” position is unlimited.

Identical

Tactical Moderate Allocation Fund – Principal Risks	Existing Fund	New Fund
Credit Risk	There is a risk that issuers will not make payments on fixed income securities held by the Fund, resulting in losses to the Fund. In addition, the credit quality of fixed income securities held by the Fund may be lowered if an issuer's financial condition changes. The issuer of a fixed income security may also default on its obligations.	Identical
Equity Risk	The net asset value of the Fund will fluctuate based on changes in the value of the U.S. and/or foreign equity securities held by the Fund. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.	Identical
Emerging Markets Risk	Investing in emerging markets involves not only the risks described below with respect to investing in foreign securities, but also other risks, including exposure to economic structures that are generally less diverse and mature, and to political systems that can be expected to have less stability, than those of developed countries. The typically small size of the markets of securities of issuers located in emerging markets and the possibility of a low or nonexistent volume of trading in those securities may also result in a lack of liquidity and in price volatility of those securities.	Identical
Exchange Traded Fund Risk	The Fund may invest in ETFs as part of its principal investment strategies. ETFs are subject to investment advisory and other expenses, which will be indirectly paid by a Fund. As a result, your cost of investing in a Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange. The market price for a Fund’s shares may deviate from a Fund’s net asset value, particularly during times of market stress, with the result that investors may pay significantly more or receive significantly less for Fund shares than the Fund’s net asset value, which is reflected in the bid and ask price for Fund shares or in the closing price.	Identical
Inverse ETF Risk

Investments in inverse ETFs will prevent the Fund from participating in market-wide or sector-wide gains and may not prove to be an effective hedge. During periods of increased volatility, inverse ETFs may not perform in the manner they are designed.

Identical

Leveraged ETF Risk

Investing in leveraged ETFs will amplify the Fund’s gains and losses. Most leveraged ETFs “reset” daily. Due to the effect of compounding, their performance over longer periods of time can differ significantly from the performance of their underlying index or benchmark during the same period of time.

Identical
Exchange Traded Note Risk	Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer, credit and interest rate risks.	Identical
Foreign Risk

Changes in foreign economies and political climates are more likely to affect the Fund than a mutual fund that invests exclusively in U.S. companies. Foreign companies are generally not subject to the same regulatory requirements of U.S. companies thereby resulting in less publicly available information about these companies. In addition, foreign accounting, auditing and financial reporting standards generally differ from those applicable to U.S. companies.

Identical
High Yield Risk

Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund's ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund's share price.

Identical
Interest Rate Risk

Interest rate risk is the risk that bond prices overall, including the prices of securities held by the Fund, will decline over short or even long periods of time due to rising interest rates. Bonds with longer maturities tend to be more sensitive to interest rates than bonds with shorter maturities. For example, if interest rates go up by 1.0%, the price of a 4% coupon bond will decrease by approximately 1.0% for a bond with 1 year to maturity and approximately 4.4% for a bond with 5 years to maturity.

Identical
Management Risk

The portfolio managers’ judgments about the attractiveness, value and potential appreciation of particular stocks or other securities in which the Fund invests or sells short may prove to be incorrect and there is no guarantee that the portfolio managers’ judgment will produce the desired results. Additionally, the Adviser’s judgments about the potential performance of the sub-advisers may also prove incorrect and may not produce the desired results.

Identical

Market and Geopolitical Risk

The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund’s portfolio. The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions you could lose your entire investment.

Identical
Model Risk

Like all quantitative analysis, the sub-advisers’ investment models carry a risk that the mathematical models used might be based on one or more incorrect assumptions. Rapidly changing and unforeseen market dynamics could also lead to a decrease in short term effectiveness of the sub-advisers’ mathematical models. No assurance can be given that the Fund will be successful under all or any market conditions.

Identical
Options Risk

There are risks associated with the sale and purchase of call and put options. As a seller (writer) of a put option, the Fund will tend to lose money if the value of the reference index or security falls below the strike price. As the seller (writer) of a call option, the Fund will tend to lose money if the value of the reference index or security rises above the strike price. As the buyer of a put or call option, the Fund risks losing the entire premium invested if the value of the reference index or security is below (above) the call (put) strike at maturity.

Identical
Portfolio Turnover Risk	A higher portfolio turnover may result in higher transactional and brokerage costs associated with the turnover which may reduce the Fund’s return, unless the securities traded can be bought and sold without corresponding commission costs. Active trading of securities may also increase the Fund's realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder.	Identical
Short Position Risk	The Fund may also take short positions, including shares of an ETF. A “short” position is, in effect, similar to a sale in which the Fund sells a security it does not own but, has borrowed in anticipation that the market price of the security will decline. The Fund must replace a short security position by purchasing it at the market price at the time of replacement. Therefore, the potential loss on a “short” position is unlimited.	Identical

Tactical Growth Allocation Fund – Principal Risks	Existing Fund	New Fund
Credit Risk	There is a risk that issuers will not make payments on fixed income securities held by the Fund, resulting in losses to the Fund. In addition, the credit quality of fixed income securities held by the Fund may be lowered if an issuer's financial condition changes. The issuer of a fixed income security may also default on its obligations.	Identical
Equity Risk	The net asset value of the Fund will fluctuate based on changes in the value of the U.S. and/or foreign equity securities held by the Fund. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.	Identical

Emerging Markets Risk	Investing in emerging markets involves not only the risks described below with respect to investing in foreign securities, but also other risks, including exposure to economic structures that are generally less diverse and mature, and to political systems that can be expected to have less stability, than those of developed countries. The typically small size of the markets of securities of issuers located in emerging markets and the possibility of a low or nonexistent volume of trading in those securities may also result in a lack of liquidity and in price volatility of those securities.	Identical
Exchange Traded Fund Risk	The Fund may invest in ETFs as part of its principal investment strategies. ETFs are subject to investment advisory and other expenses, which will be indirectly paid by a Fund. As a result, your cost of investing in a Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange. The market price for a Fund’s shares may deviate from a Fund’s net asset value, particularly during times of market stress, with the result that investors may pay significantly more or receive significantly less for Fund shares than the Fund’s net asset value, which is reflected in the bid and ask price for Fund shares or in the closing price.	Identical
Inverse ETF Risk

Investments in inverse ETFs will prevent the Fund from participating in market-wide or sector-wide gains and may not prove to be an effective hedge. During periods of increased volatility, inverse ETFs may not perform in the manner they are designed.

Identical
Leveraged ETF Risk

Investing in leveraged ETFs will amplify the Fund’s gains and losses. Most leveraged ETFs “reset” daily. Due to the effect of compounding, their performance over longer periods of time can differ significantly from the performance of their underlying index or benchmark during the same period of time.

Identical
Exchange Traded Note Risk	Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer, credit and interest rate risks.	Identical
Foreign Risk

Changes in foreign economies and political climates are more likely to affect the Fund than a mutual fund that invests exclusively in U.S. companies. Foreign companies are generally not subject to the same regulatory requirements of U.S. companies thereby resulting in less publicly available information about these companies. In addition, foreign accounting, auditing and financial reporting standards generally differ from those applicable to U.S. companies.

Identical
High Yield Risk

Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund's ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund's share price.

Identical

Interest Rate Risk

Interest rate risk is the risk that bond prices overall, including the prices of securities held by the Fund, will decline over short or even long periods of time due to rising interest rates. Bonds with longer maturities tend to be more sensitive to interest rates than bonds with shorter maturities. For example, if interest rates go up by 1.0%, the price of a 4% coupon bond will decrease by approximately 1.0% for a bond with 1 year to maturity and approximately 4.4% for a bond with 5 years to maturity.

Identical
Management Risk

The portfolio managers’ judgments about the attractiveness, value and potential appreciation of particular stocks or other securities in which the Fund invests or sells short may prove to be incorrect and there is no guarantee that the portfolio managers’ judgment will produce the desired results. Additionally, the Adviser’s judgments about the potential performance of the sub-advisers may also prove incorrect and may not produce the desired results.

Identical
Market and Geopolitical Risk

The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund’s portfolio. The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions you could lose your entire investment.

Identical
Model Risk

Like all quantitative analysis, the sub-advisers’ investment models carry a risk that the mathematical models used might be based on one or more incorrect assumptions. Rapidly changing and unforeseen market dynamics could also lead to a decrease in short term effectiveness of the sub-advisers’ mathematical models. No assurance can be given that the Fund will be successful under all or any market conditions.

Identical

Options Risk

There are risks associated with the sale and purchase of call and put options. As a seller (writer) of a put option, the Fund will tend to lose money if the value of the reference index or security falls below the strike price. As the seller (writer) of a call option, the Fund will tend to lose money if the value of the reference index or security rises above the strike price. As the buyer of a put or call option, the Fund risks losing the entire premium invested if the value of the reference index or security is below (above) the call (put) strike at maturity.

Identical
Portfolio Turnover Risk	A higher portfolio turnover may result in higher transactional and brokerage costs associated with the turnover which may reduce the Fund’s return, unless the securities traded can be bought and sold without corresponding commission costs. Active trading of securities may also increase the Fund's realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder.	Identical
Short Position Risk	The Fund may also take short positions, including shares of an ETF. A “short” position is, in effect, similar to a sale in which the Fund sells a security it does not own but, has borrowed in anticipation that the market price of the security will decline. The Fund must replace a short security position by purchasing it at the market price at the time of replacement. Therefore, the potential loss on a “short” position is unlimited.	Identical

Tactical Multidimensional Fund – Principal Risks	Existing Fund	New Fund
Fixed Income Securities Risk	When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund's share price and total return to be reduced and fluctuate more than other types of investments.	Identical
Floating Rate Risk

Changes in short-term market interest rates will directly affect the yield on the shares of a fund whose investments are normally invested in floating rate debt. If short-term market interest rates fall, the yield on the Fund’s shares will also fall. Conversely, when short-term market interest rates rise, because of the lag between changes in such short-term rates and the resetting of the floating rates on the floating rate debt in the Fund’s portfolio, the impact of rising rates will be delayed to the extent of such lag.

Identical
High Yield Bonds

Lower-quality bonds, known as "high yield" or "junk" bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund's ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund's share price.

Identical

Equity Risk	The net asset value of the Fund will fluctuate based on changes in the value of the U.S. and/or foreign equity securities held by the Fund. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.	Identical
Exchange Traded Fund Risk	The cost of investing in the Fund will be higher than the cost of investing directly in the ETFs in which it invests and may be higher than other mutual funds that invest directly in stocks and bonds. Each ETF is subject to specific risks, depending on the nature of the ETF. ETF shares may trade at a discount to or a premium above NAV if there is a limited market in such shares. ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund.	Identical
Large Capitalization Stock Risk	Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.	Identical
Management Risk	The ability of the Fund to meet its investment objective is directly related to the Sub-Adviser’s investment model. The models used by the Adviser to determine or guide investment decisions may not achieve the objectives of the Fund. The Sub-Adviser’s assessment of the attractiveness and potential appreciation of particular investments or markets in which the Fund invests may prove to be incorrect and there is no guarantee that the Sub-Adviser’s investment strategy will produce the desired results, causing losses for the Fund.	Identical
Model Risk

Like all quantitative analysis, the sub-advisers’ investment models carry a risk that the mathematical models used might be based on one or more incorrect assumptions. Rapidly changing and unforeseen market dynamics could also lead to a decrease in short term effectiveness of the sub-advisers’ mathematical models. No assurance can be given that the Fund will be successful under all or any market conditions.

Identical
Portfolio Turnover Risk

Portfolio turnover results in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Fund’s performance.

Identical
Small and Medium Capitalization Stock Risk

The earnings and prospects of small and medium sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Small and medium sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

Identical

Tactical Quantitative Fund – Principal Risks	Existing Fund	New Fund

Fixed Income Securities Risk	When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund's share price and total return to be reduced and fluctuate more than other types of investments.	Identical
Equity Risk	The net asset value of the Fund will fluctuate based on changes in the value of the U.S. and/or foreign equity securities held by the Fund. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.	Identical
Exchange Traded Fund Risk	The cost of investing in the Fund will be higher than the cost of investing directly in the ETFs in which it invests and may be higher than other mutual funds that invest directly in stocks and bonds. Each ETF is subject to specific risks, depending on the nature of the ETF. ETF shares may trade at a discount to or a premium above NAV if there is a limited market in such shares. ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund.	Identical
Large Capitalization Risk

The Underlying Fund’s invest in large-capitalization companies. Large Capitalization Companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

Identical
Leveraged Risk	The use of leverage by the Underlying Fund’s, such as borrowing money to purchase securities, will cause an Underlying Fund to incur additional expenses and magnify the Underlying Fund's gains or losses. Investments in derivative instruments, such as futures, options and swap agreements, have the economic effect of creating financial leverage in an Underlying Fund’s portfolio because such investments may give rise to losses that exceed the amount the Underlying Fund has invested in those instruments. Financial leverage will magnify, sometimes significantly, investment exposure to any increase or decrease in prices associated with a particular reference asset resulting in increased volatility in the value of the Underlying Fund’s portfolio. Accordingly, the value of the Fund’s portfolio is likely to experience greater volatility over short-term periods.	Identical
Management Risk	The ability of the Fund to meet its investment objective is directly related to the Sub-Adviser’s investment model. The models used by the Adviser to determine or guide investment decisions may not achieve the objectives of the Fund. The Sub-Adviser’s assessment of the attractiveness and potential appreciation of particular investments or markets in which the Fund invests may prove to be incorrect and there is no guarantee that the Sub-Adviser’s investment strategy will produce the desired results, causing losses for the Fund.	Identical
Model Risk

Like all quantitative analysis, the sub-advisers’ investment models carry a risk that the mathematical models used might be based on one or more incorrect assumptions. Rapidly changing and unforeseen market dynamics could also lead to a decrease in short term effectiveness of the sub-advisers’ mathematical models. No assurance can be given that the Fund will be successful under all or any market conditions.

Identical

Underlying Fund Risk

Other investment companies including mutual funds and ETFs in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the underlying funds and may be higher than other mutual funds that invest directly in stocks and bonds. Each of the underlying funds is subject to its own specific risks, but the Sub-Adviser expects the principal investments risks of such underlying funds will be similar to the risks of investing in the Fund.

Identical
Inverse Fund Risk	Investments in inverse funds will prevent the Fund from participating in market-wide or sector-wide gains and may not prove to be an effective hedge. During periods of increased volatility, inverse funds may not perform in the manner they are designed. Inverse funds do not provide the inverse return of the target index over the life of the Fund.	Identical

A.	Expense Limitation Agreements

You are also being asked to approve the New Expense Limitation Agreement between New Trust and the Adviser, on behalf of the New Funds (the “New ELA”). The Existing Funds’ and New Funds’ expense limitation agreements are substantially similar. The New ELA allows the Adviser to recoup fees and expenses that it previously waived or reimbursed the Existing Funds. The Adviser was permitted, under the Existing Funds’ expense limitation agreement (the “Existing ELA”), to recover these amounts. Therefore, by approving the New ELA, Shareholders will permit the Adviser to be in the same position it is in under the Existing ELA.

Existing Fund Expense Limitation Agreement. Under the Existing ELA, the Adviser has contractually agreed, until April 30, 2021, to reduce its Management Fees (as disclosed in the fee table above) and to reimburse Existing Funds expenses to the extent necessary to limit Total Annual Fund Operating Expenses of each Existing Fund (exclusive of any acquired fund fees and expenses, interest expenses, dividend expenses on short sales, taxes, brokerage commissions, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) to an amount not exceeding 1.95% and 2.20% of the average daily net assets attributable to the Class I and Class A shares, respectively. Management Fee reductions and expense reimbursements by the Adviser are subject to repayment by each Existing Fund for a period of three years after the date that such fees and expenses were incurred, provided that the repayments do not cause Total Annual Fund Operating Expenses (exclusive of such reductions and reimbursements) to exceed (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. The Existing ELA may not be modified or terminated without the approval of the Board, on 60 days written notice to the Adviser. It is expected that the Existing ELA will continue from year-to-year provided such continuance is approved by the Existing Fund Board. The Existing ELA will terminate automatically if an Existing Fund’s Advisory Agreement with the Adviser is terminated.

New Fund Expense Limitation Agreement. Under the New ELA, the Adviser has contractually agreed, until April 30, 2023, to reduce its Management Fee and to reimburse New Fund expenses to the extent necessary to limit Total Annual Fund Operating Expenses of the New Fund (exclusive of any acquired fund fees and expenses, interest expenses, dividend expenses on short sales, taxes, brokerage commissions, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) to an amount not exceeding 1.89% and 2.14% of the average daily net assets attributable to the Class I and Class A shares, respectively. Management Fee reductions and expense reimbursements by the Adviser are subject to repayment by each New Fund for a period of three years after the date that such fees and expenses were incurred, provided that the repayments do not cause Total Annual Fund Operating Expenses (after the repayment is taken into account) to exceed (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. The New ELA may not be modified or terminated without the approval of the Board, on 60 days written notice to the Adviser. It is expected that the New ELA will continue from year-to-year provided such continuance is approved by the New Fund Board. The New ELA will terminate automatically if a New Fund’s Advisory Agreement with the Adviser is terminated.

Under the New ELA, the Adviser has the right to recoup the prior fee waivers and expense reimbursements because the Adviser is continuing the operation and management of each Existing Fund and retaining the same portfolio management team. The Adviser could not recover any amounts that would increase the New Funds’ expenses beyond 1.89% for Class I shares and 2.14% for Class A shares. The recoverable amounts expire three years after the fee waiver or expense reimbursement.

Shareholders should note that if the Adviser recovers the previously waived or reimbursed amounts, then net expenses of a New Fund would be higher during the recoupment period. But the total net expenses would not rise above 1.89% for Class I shares and 2.14% for Class A shares and the shareholders would be in the same position that they would have been in under the expense limitation agreement with the Existing Fund.

A description of the differences between the Existing ELA and the New ELA is included below.

Legal Analysis. Under the 1940 Act, a new expense limitation agreement does not require shareholder approval. Instead, the agreement must be approved by the New Funds’ Board only. The New Funds’ Board approved the New ELA and the Adviser’s ability to recoup previously waived fees and reimbursed expenses. The Adviser is asking shareholders to allow it to recoup amounts that it previously waived or reimbursed the Existing Funds. The Adviser is entitled to recoup these amounts under the Existing ELA, and wants to transfer the remaining balances as part of the reorganization.

The following table sets forth the amounts recoverable under such arrangements as of December 31, 2020.

Recoverable Reimbursements and Expiration Dates*
Fund	2022	2023	Total
Tactical Conservative Allocation Fund	$____	$____	$____
Tactical Moderate Allocation Fund	$____	$____	$____
Tactical Growth Allocation Fund	$____	$____	$____
TFA Quantitative Fund	$____	$____	$____
TFA Multidimensional Tactical Fund	$____	$____	$____

* Previously waived fees or reimbursed expenses expire three years from the date when such waiver or reimbursement occurred.

The Adviser believes that allowing it to carryover these amounts is fair and equitable given it waived or reimbursed the prior expenses under the Existing ELA.

Differences Between the Agreements. There are no substantive differences between the agreements.

Material Terms of the New ELA. Under the terms of the New ELA, the Adviser has agreed to limit Total Fund Operating Expenses to 1.89% for Class I shares and 2.14% for Class A shares through April 30, 2023. The New ELA will continue annually unless terminated by the Board of Trustees of the Trust within 60 days of the termination date.

4.	THE PROPOSED PLAN AND RESULTING REORGANIZATION

The Plan sets forth the terms by which each Existing Fund will be reorganized into its corresponding New Fund. The form of Plan is attached as Appendix A, and the description of the Plan contained herein is qualified in its entirety by the attached Plan. The following is a summary of key information concerning the proposed Reorganization.

A.	Summary of the Proposed Reorganization

The Plan provides that upon the transfer of all of the assets of each Existing Fund to the corresponding New Fund on the closing date of the Reorganization (“Closing Date”), the New Fund will assume all of the liabilities of the Existing Fund and issue to the Existing Fund that number of full and fractional shares having an aggregate NAV equal in value to the aggregate NAV of the Existing Fund’s shares, calculated as of the last business day preceding the Closing Date (the “Valuation Date”). Each Existing Fund will then distribute the shares it receives from the corresponding New Fund to its shareholders in proportion to their holdings of such shares in the Existing Fund, in liquidation of the Existing Fund. Existing Fund shareholders will receive shares of each New Fund based on their respective holdings in the Existing Fund as of the Valuation Date.

Upon completion of the Reorganization, each shareholder of an Existing Fund will own that number of full and fractional shares of the corresponding New Fund having an aggregate NAV equal to the aggregate NAV of such shareholder’s Existing Fund shares held in the Existing Fund as of the Valuation Date. Such shares will be held in an account with the New Fund identical in all material respects to the account currently maintained by the Existing Fund for such shareholder.

Until the Valuation Date, shareholders of each Existing Fund will continue to be able to redeem their shares as stated in the Existing Funds’ prospectuses, dated March 4, 2020 and May 1, 2020. Redemption and purchase requests received by the Existing Funds’ transfer agent after the Valuation Date will be treated as requests received for the redemption or purchase of shares of a New Fund. After the Reorganization, all the issued and outstanding shares of the Existing Funds will be canceled on the books of the Existing Funds and the transfer agent’s books of the Existing Funds will be permanently closed.

The Reorganization is subject to several conditions, including, without limitation, the receipt of a legal opinion from Strauss Troy, counsel to the New Funds, addressed to the Existing Funds and the New Funds. The opinion from Strauss Troy will address certain tax issues, as more fully described in “Federal Income Tax Consequences” below, and assumes the parties’ performance in all material respects of their respective agreements and undertakings in the Plan. Assuming satisfaction of the conditions in the Plan, the Closing Date of the Reorganization will be on or about May 7, 2021, or such other date as is agreed to by the parties.

The Plan may not be changed except by a written agreement signed by each party to the Plan.

B.	Description of the New Fund Shares

The New Funds shares issued to the Existing Funds shareholders in connection with the Reorganization will be duly authorized, validly issued, fully paid and nonassessable when issued, will be transferable without restriction and will have no preemptive or conversion rights. The New Funds shares may be sold and redeemed based upon the NAV of the New Funds next determined after receipt of the purchase or redemption request, as described in the New Funds’ prospectus.

C.	Reasons for the Reorganization Considered by the Existing Fund Board

The Existing Fund Board, including a majority of the Independent Trustees, has determined that the interests of each Existing Fund’s shareholders will not be diluted as a result of the proposed Reorganization and that the proposed Reorganization is in the best interests of each Existing Fund’s shareholders.

The reasons for the Reorganization are described above under “Synopsis - Reasons for the Reorganization and Board Deliberations”.

D.	Federal Income Tax Consequences

The Reorganization is intended to be a tax-free reorganization for U.S. federal income tax purposes. Strauss Troy, counsel to the New Funds, has been asked to deliver to the New Funds and the Existing Funds an opinion, and the closing of the Reorganization will be conditioned on receipt of such an opinion, substantially to the effect that, on the basis of existing provisions of the Code, U.S. Treasury regulations promulgated thereunder, current administrative rules and court decisions, generally for U.S. federal income tax purposes:

•	The Reorganization will constitute a reorganization within the meaning of Section 368(a)(1)(F) of the Code, and the Existing Funds and the New Funds will each be a “party to a reorganization” within the meaning of Section 368(b) of the Code;
•	Under Sections 361 and 357 of the Code, no Existing Fund will recognize gain or loss upon (i) the transfer of all its assets to the corresponding New Fund solely in exchange for New Fund shares and the assumption by the New Fund of liabilities of the Existing Fund in the Reorganization and (ii) the distribution of the New Fund shares by the Existing Fund to its shareholders in the Reorganization;
•	Under Section 1032 of the Code, no New Fund will recognize gain or loss upon receipt of the assets of the corresponding Existing Fund solely in exchange for the New Fund shares and the assumption by the New Fund of all liabilities and obligations of the Existing Fund in the Reorganization;
•	Under Section 362(b) of the Code, each New Fund’s tax basis in the assets of the corresponding Existing Fund transferred to the New Fund in the Reorganization will be the same as the Existing Fund’s tax basis in such assets immediately prior to the transfer;
•	Under Section 1223(2) of the Code, each New Fund’s holding periods for the assets received from the corresponding Existing Fund in the Reorganization will include the periods during which such assets were held or treated for federal income tax purposes as being held by the Existing Fund;
•	Under Section 354 of the Code, no Existing Fund’s shareholders will recognize gain or loss upon the exchange of all their shares of an Existing Fund for the corresponding New Fund shares in the Reorganization;
•	Under Section 358 of the Code, the aggregate tax basis of New Fund shares received by a shareholder of an Existing Fund in the Reorganization will be the same as the aggregate tax basis of the Existing Fund’s shares exchanged therefor;

•	Under Section 1223(1) of the Code, an Existing Fund shareholder’s holding period for the New Fund shares received in the Reorganization will include the shareholder’s holding period for the Existing Fund shares exchanged therefor, provided the shareholder held such Existing Fund shares as capital assets on the date of the exchange;
•	Each New Fund will succeed to and consider the items of the corresponding Existing Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Treasury regulations thereunder; and
•	The Reorganization will not terminate the taxable year of the Existing Funds. The part of the taxable year of the Existing Funds before the Closing Date and the part of the taxable year of the New Funds after the Closing Date will constitute a single taxable year of the New Funds.

Although the Existing Funds are not aware of any adverse state income tax consequences, they have not made any investigation as to those consequences for their shareholders. Additionally, neither the Existing Funds nor the New Funds have sought, and none will seek, a private letter ruling from the Internal Revenue Service (“IRS”) with respect to the U.S. federal income tax consequences of the Reorganization. The Strauss Troy opinion will be based on certain factual certifications made by officers of the Trust and New Trust and will also be based on customary assumptions. The opinion is not a guarantee that the tax consequences of the Reorganization will be as described above. There is no assurance that the IRS or a court would agree with the opinion. An opinion of counsel is not binding upon the IRS or the courts. If the Reorganization were consummated but did not qualify as a tax-free reorganization under the Code, a shareholder of an Existing Fund would recognize a taxable gain or loss equal to the difference between his or her tax basis in his or her Existing Fund shares and the fair market value of the shares of the New Fund he or she received in the Reorganization.

Each New Fund will succeed to the tax attributes, including capital loss carryovers (if any), of the corresponding Existing Fund in the Reorganization. The ability of each New Fund to carry forward capital losses (if any) of the corresponding Existing Fund and use such losses to offset future gains will not be limited as a direct result of the Reorganization.

Although the Reorganization is expected to be tax-free for shareholders of each Existing Fund, an Existing Fund may make one or more distributions to shareholders prior to the closing of the Reorganization. Any such distribution will generally be taxable to shareholders as ordinary income or capital gain.

This description of the U.S. federal income tax consequences of the Reorganization is made without regard to the particular facts and circumstances of any shareholder. Shareholders are urged to consult their own tax advisors as to the specific consequences to them of the Reorganization, including the applicability and effect of state, local, non-U.S., and other tax laws.

E.	Comparison of Shareholder Rights

Set forth below is a discussion of the material similarities and differences in the rights of shareholders of the Existing Funds versus the rights of shareholders of the New Funds.

Governing Law. Both the Trust and the New Trust are organized as a Delaware statutory trust (collectively referred to as the “Trusts”). Both the Existing Funds and New Funds are organized as diversified separate series of the Trust, and are authorized to issue an unlimited number of shares of beneficial interest. The operations of the Existing Funds and the New Funds are each governed by their respective trust instruments

(“Declarations of Trust”) and By-Laws (together with the Declarations of Trust, the “Governing Documents”) and applicable state law.

Term of Trustees; Removal of Trustees. Both Trusts’ Declarations of Trust generally provide that the Trustees shall serve for a term of unlimited duration, subject to their resignation, death, retirement, or removal. Both Trusts’ Declarations of Trust provide that any Trustee may be removed at any time by the action of a majority of the remaining Trustees.

Trustee Liability and Indemnification. Delaware law does not include an express provision limiting the liability of the trustees of a Delaware statutory trust, and the Trustees of the Trust could potentially be held personally liable for the obligations of the Trust. Both Trusts’ Declarations of Trust, however, generally provide that no Trustee shall be subject to any personal liability in connection with the assets or affairs of a series of a Trust. Neither Declaration of Trust protects Trustees from any liability that they may incur because of their bad faith, willful misfeasance, gross negligence, or reckless disregard of the duties involved in the conduct of the office of Trustee. Both Trusts are required to indemnify their respective Trustees and officers against liabilities and expenses incurred in connection with proceedings relating to their positions as officers or Trustees, except under certain limited circumstances relating to the culpability of such officers or Trustees.

Shareholder Meetings. Under both Delaware law and the Declarations of Trust, neither the Trust nor New Trust is required to hold annual meetings of shareholders. The Trust’s Bylaws provide that the Existing Fund Board may call meetings of the shareholders from time to time for the purpose of acting upon any matter requiring the vote or authority of the shareholders or upon any other matter deemed by the Existing Fund Board to be necessary or desirable. The Trust’s Bylaws also generally provide that the Existing Fund Board shall call a meeting of the shareholders for the purpose of voting upon the removal of any Trustee when requested to do so in writing by shareholders holding not less than 10% of the shares of the Trust then outstanding. Further, the Trust’s Bylaws generally provide that if the Existing Fund Board fails to call a meeting of shareholders for a period of 30 days after written application by shareholders holding at least 25% of the shares then outstanding requesting a meeting be called for any other purpose requiring action by the shareholders, then the shareholders holding at least 25% of the shares then outstanding may call such meeting. New Trust’s By-Laws provide that meetings of shareholders shall be held at any time for any purpose by the Board of Trustees, the Chairman of the Board, the President, or upon the written request of Shareholders owning at least one-third of the outstanding Shares entitled to vote. Under the Governing Documents of the Trust, shareholders must be given not less than seven days’ notice of any shareholder meeting; under New Trust’s By-Laws, shareholders must be given at least 10 days’ notice. The Trust’s By-Laws state that a majority of the shares entitled to vote shall be a quorum for the transaction of business at a shareholders’ meeting, but any lesser number shall be sufficient for adjournments. New Trust’s Agreement and Declaration of Trust states that the holders of shares representing 33.33% of the shares entitled to vote on a matter, present in person or represented by proxy, shall be requisite and shall constitute a quorum for the transaction of business as to such matter.

The Trust’s and New Trust’s Agreement and Declaration of Trust, shareholders have the power to vote (i) for the election of Trustees, including the filling of any vacancies in the Board of Trustees, as provided in Article IV, Section 1; (ii) with respect to such additional matters relating to the Trust as may be required by this Declaration of Trust, the By-Laws, the 1940 Act or any registration statement of the Trust filed with the Commission; and (iii) on such other matters as the Board of Trustees may consider necessary or desirable.

Shareholder Liability. Under Delaware law, shareholders of a statutory trust are generally afforded the same limited liability as their corporate counterparts and are permitted liberal indemnification rights.

The Governing Documents for both Trusts provide that any shareholder or former shareholder of the respective Trust shall not be held to be personally liable for any obligation or liability of the trust solely by reason of being or having been a shareholder, and the Trust and New Trust are required to indemnify their respective shareholders and former shareholders against all losses and expenses incurred in connection with proceedings relating to his or her being or having been a shareholder of the trust and not because of his or her acts or omissions or for some other reason from the assets of the series of which he or she was a shareholder.

Series Liability. The Existing Funds are among many series of the Trust, while the New Funds are the only series of the New Trust. Delaware law provides for the ability to limit liabilities of a series such that creditors of one series only have recourse against the assets of that series and not those of other series in the trust. This ability under Delaware law to limit the liability of a series is subject to certain specified conditions including that the trust must maintain separate and distinct records for each series, and each series’ assets must be held and accounted separately from other series and the statutory trust generally. In addition, governing documents under Delaware law must make appropriate references to the limitation of inter-series liability.

Board of Trustees. Each of the Trust and New Trust is a series trust with a board of trustees. The composition of the Existing Fund Board is different from that of the New Fund Board, both in terms of membership and size. The Trust’s and Trust’s Declaration of Trust provides that the number of trustees serving on the New Fund Board shall be set by the New Fund Board, provided that in no event shall there be less than 1 or more than 15 trustees; currently, the New Fund Board has set the number of trustees at three.

For more information on governance matters, refer to the SAIs for the Existing Funds and the SAI for the New Funds, each of which is incorporated by reference into this Combined Proxy Statement and Prospectus.

F.	Capitalization

The following table shows the capitalization of each Existing Fund and the corresponding New Fund and the pro forma combined capitalization of the New Fund on an unaudited basis as of December 31, 2020 as if the Reorganization had occurred on that date:

Capitalization – Tactical Conservative Allocation Fund

	Existing Fund	New Fund*	New Fund Pro Forma Combined
NAV		---
Shares outstanding		---
NAV per share		---

* Prior to the proposed Reorganization, the New Fund is not expected to have any assets.

Capitalization – Tactical Moderate Allocation Fund

	Existing Fund	New Fund*	New Fund Pro Forma Combined
NAV		---

Shares outstanding	---
NAV per share	---

* Prior to the proposed Reorganization, the New Fund is not expected to have any assets.

Capitalization – Tactical Growth Allocation Fund

	Existing Fund	New Fund*	New Fund Pro Forma Combined
NAV		---
Shares outstanding		---
NAV per share		---

* Prior to the proposed Reorganization, the New Fund is not expected to have any assets.

Capitalization – TFA Quantitative Fund

	Existing Fund	New Fund*	New Fund Pro Forma Combined
NAV		---
Shares outstanding		---
NAV per share		---

* Prior to the proposed Reorganization, the New Fund is not expected to have any assets.

Capitalization – TFA Multidimensional Tactical Fund

	Existing Fund	New Fund*	New Fund Pro Forma Combined
NAV		---
Shares outstanding		---
NAV per share		---

* Prior to the proposed Reorganization, the New Fund is not expected to have any assets.

5.	INFORMATION ABOUT THE EXISTING FUNDS AND NEW FUNDS
A.	Investment Objectives

Each Existing Fund and its corresponding New Fund has the same investment objective, as described in the following table. The Existing Fund Board has reserved the right to change the investment objective of each Existing Fund without shareholder approval upon at least 60 days’ prior written notice to shareholders. Similarly, the New Fund Board has reserved the right to change the investment objective of each New Fund without shareholder approval upon at least 60 days’ prior written notice to shareholders.

Fund	Investment Objective(s)
Tactical Conservative Allocation Fund	The Fund seeks to provide capital appreciation with a secondary objective of capital preservation.
Tactical Moderate Allocation Fund	The Fund seeks to provide a balance of protecting capital and growing capital.
Tactical Growth Allocation Fund	The Fund seeks to provide capital appreciation.
TFA Quantitative Fund	The Fund seeks capital growth.
TFA Multidimensional Tactical Fund	The Fund seeks capital growth.

B.	Fees and Expenses

Existing Funds

For its services, each Existing Fund pays the Adviser a monthly investment advisory fee computed at the annual rate of 1.30% of the Existing Fund’s average daily net assets under the terms of an investment advisory agreement with the Adviser.

For more information, please see the discussion under “Comparison Fee Tables and Examples”. See also the discussion of each Existing Fund’s fees and expenses in the prospectuses of the Existing Funds.

New Fund

Under an investment advisory agreement, each New Fund will pay the Adviser a monthly investment advisory fee computed at the annual rate of 1.30% of the average daily net assets of the New Fund.

For more information, please see the discussion under “Comparison Fee Tables and Examples”.

C.	Principal Investment Strategies

Each Existing Fund and its corresponding New Fund has similar principal investment strategies, as described below.

[To be updated]

Tactical Conservative Allocation Fund

The Fund seeks to provide capital appreciation, with a secondary objective of capital preservation. The Adviser delegates the day-to-day management of the Fund’s assets to multiple sub-advisers. The Adviser is responsible for the overall management of the Fund, overseeing the Fund’s sub-advisers and for determining the amount of the Fund’s assets that each sub-adviser will manage for the Fund. While the Adviser expects that each sub-adviser will manage a portion of the Fund’s assets at all times, the percentages of the Fund’s assets managed by each sub-adviser may vary from time to time.

The Fund may invest in domestic and foreign equities, equity-related securities such as options on equity indices or index ETFs, investment grade fixed income securities, ETFs that primarily invest in equities and/or fixed income securities and ETNs linked to the VIX (market volatility) index. ETFs that primarily invest in fixed income securities will include ETFs that invest in high-yield bonds (commonly known as “junk bonds”), investment grade corporate bonds, municipal securities and U.S. Treasury securities. The Fund may short shares of equity and fixed income ETFs.

Foreign equity securities or ETFs that the Fund may invest in may also include issuers from emerging market countries. The Fund considers emerging market countries to be those found in the MSCI EM Index. The Fund considers investment grade securities to be those that are rated Baa3 or higher by Moody’s Investors Service, Inc. or BBB- or higher by S&P at the time of purchase.

Adviser’s Investment Process

The Fund seeks to provide capital appreciation. The Adviser delegates the day-to-day management of the Fund’s assets to multiple sub-advisers. The Adviser is responsible for the overall management of the Fund, overseeing the Fund’s sub-advisers and for determining the amount of the Fund’s assets that each sub-adviser will manage for the Fund. While the Adviser expects that each sub-adviser will manage a portion of the Fund’s assets at all times, the percentages of the Fund’s assets managed by each sub-adviser may vary from time to time.

The Adviser may select and delegate management of a Fund’s portfolio to one or more sub-advisers. The Adviser determines the various percentages of each Fund’s assets to be allocated among each of the sub-advisers and retains the ability to override a sub-adviser’s selection of securities if it believes an investment or allocation is not consistent with that Fund’s investment guidelines. The Adviser is also responsible for ongoing performance evaluation and monitoring of all sub-advisers.

While each sub-adviser is subject to the oversight of the Adviser, the Adviser will not attempt to coordinate or manage the day-to-day investments of the sub-advisers. Each sub-adviser has discretion to invest the portion of a Fund’s assets allocated to it by the Adviser as it deems appropriate, based on its particular philosophy, style, strategies and views.

Sub-Advisers and Strategies

Anchor Capital Management Group Inc. (“Anchor Capital”) – Anchor Capital uses proprietary quantitative risk models to invest both long and/or short in domestic and foreign equity and fixed income ETFs. Anchor Capital expects its allocation of the Fund’s assets to have equity exposure between -20% and 25% and fixed income exposure between -50% and 75%.

Exceed Advisory LLC (“Exceed Advisory”) – Exceed Advisory’s strategy is composed of an equity options component and a fixed income component. The options component uses call and put options on equity indices or broad-based equity ETFs in seeking to limit risk/return exposure to predetermined market levels. The fixed income component invests in investment grade fixed income securities for the purposes of generating income for the options strategy as well as collateral for the options.

Tuttle Tactical Management LLC (“Tuttle”) – Tuttle uses a proprietary market trend model to invest in a portfolio of dividend-paying domestic and international equities and equity ETFs including fixed income. Depending on the sub-advisers model, its allocation may also be fully invested in ETFs that primarily invest in U.S. Treasury securities. The sub-adviser may also use volatility-linked ETNs for hedging purposes.

Synergy Financial Management, LLC (“Synergy”) – Synergy uses three different types of filters to identify a limited number of U.S. and foreign securities to invest in. Synergy applies a sector, a fundamental, and a hybrid filter that reduces the potential number of investments to those which would likely outperform the S&P 500 over a one-year period.

Heritage uses a multi-strategy approach that combines five to six different types of sub-strategies to determine a blend of equity investments and bonds for each Fund. Heritage invests its allocation of the Fund’s assets in a diversified portfolio of global equity securities and short and intermediate term bonds.

Heritage may also invest in exchange traded funds to provide global equity and bond exposure for the Fund. The Fund’s assets allocated to Heritage may have significant investment exposure to cash or fixed income positions during unfavorable market conditions and may be fully invested when favorable conditions warrant.

Tactical Moderate Allocation Fund

The Fund seeks to provide capital appreciation. The Adviser delegates the day-to-day management of the Fund’s assets to multiple sub-advisers. The Adviser is responsible for the overall management of the Fund, overseeing the Fund’s sub-advisers and for determining the amount of the Fund’s assets that each sub-adviser will manage for the Fund. While the Adviser expects that each sub-adviser will manage a portion of the Fund’s assets at all times, the percentages of the Fund’s assets managed by each sub-adviser may vary from time to time.

The Fund may invest in domestic and foreign equities, equity-related securities such as options on equity indices or index ETFs, investment grade fixed income securities, ETFs that primarily invest in equities and/or fixed income securities and ETNs linked to the VIX (market volatility) index. ETFs that primarily invest in fixed income securities will include ETFs that invest in high-yield bonds (commonly known as “junk bonds”), investment grade corporate bonds, municipal securities and U.S. Treasury securities. The Fund may short shares of equity and fixed income ETFs.

Foreign equity securities or ETFs that the Fund may invest in may also include issuers from emerging market countries. The Fund considers emerging market countries to be those found in the MSCI EAFE Index. The Fund considers investment grade securities to be those that are rated Baa3 or higher by Moody’s Investors Service, Inc. or BBB- or higher by S&P at the time of purchase.

Adviser’s Investment Process

The Adviser delegates the day-to-day management of the Fund’s assets to multiple sub-advisers. The Adviser is responsible for the overall management of the Fund, overseeing the Fund’s sub-advisers and for determining the amount of the Fund’s assets that each sub-adviser will manage for the Fund. While the Adviser expects that each sub-adviser will manage a portion of the Fund’s assets at all times, the percentages of the Fund’s assets managed by each sub-adviser may vary from time to time.

The Adviser may select and delegate management of a Fund’s portfolio to one or more sub-advisers. The Adviser determines the various percentages of each Fund’s assets to be allocated among each of the sub-advisers and retains the ability to override a sub-adviser’s selection of securities if it believes an investment or allocation is not consistent with that Fund’s investment guidelines. The Adviser is also responsible for ongoing performance evaluation and monitoring of all sub-advisers.

While each sub-adviser is subject to the oversight of the Adviser, the Adviser will not attempt to coordinate or manage the day-to-day investments of the sub-advisers. Each sub-adviser has discretion to invest the portion of a Fund’s assets allocated to it by the Adviser as it deems appropriate, based on its particular philosophy, style, strategies and views.

Sub-Advisers and Strategies

Anchor Capital uses proprietary quantitative risk models to invest both long and/or short in domestic and foreign equity and fixed income ETFs. Anchor Capital expects its allocation of the Fund’s assets to have equity exposure between -25% and 50% and fixed income exposure between -50% and 50%.

Exceed Advisory’s strategy is composed of an equity options component and a fixed income component. The options component uses call and put options on equity indices or broad-based equity ETFs in seeking to limit risk/return exposure to predetermined market levels. The fixed income component invests in investment grade fixed income securities for the purposes of generating income for the options strategy as well as collateral for the options.

Tuttle uses a proprietary market trend model to invest in a portfolio of domestic and international equities and equity ETFs including leveraged, inverse, and fixed income ETFs. Depending on the sub-adviser’s model, its allocation may also be fully invested in ETFs that primarily invest in U.S. Treasury securities. The sub-adviser may also use volatility-linked ETNs for hedging purposes.

Synergy uses three different types of filters to identify a limited number of U.S. and foreign securities to invest in. Synergy applies a sector, a fundamental, and a hybrid filter that reduces the potential number of investments to those which would likely outperform the S&P 500 over a one-year period.

Heritage uses a multi-strategy approach that combines five to six different types of sub-strategies to determine a blend of equity investments and bonds for each Fund. Heritage invests its allocation of the Fund’s assets in a diversified portfolio of global equity securities and short and intermediate term bonds. Heritage may also invest in exchange traded funds to provide global equity and bond exposure for the Fund. The Fund’s assets allocated to Heritage may have significant investment exposure to cash or fixed income positions during unfavorable market conditions and may be fully invested when favorable conditions warrant.

Tactical Growth Allocation Fund

The Fund seeks to provide capital appreciation. The Adviser delegates the day-to-day management of the Fund’s assets to multiple sub-advisers. The Adviser is responsible for the overall management of the Fund, overseeing the Fund’s sub-advisers and for determining the amount of the Fund’s assets that each sub-adviser will manage for the Fund. While the Adviser expects that each sub-adviser will manage a portion of the Fund’s assets at all times, the percentages of the Fund’s assets managed by each sub-adviser may vary from time to time.

The Fund may invest in domestic and foreign equities, equity-related securities such as options on equity indices or index ETFs, investment grade fixed income securities, ETFs that primarily invest in equities and/or investment grade fixed income securities and ETNs linked to the VIX (market volatility) index. ETFs that the Fund may invest in include leveraged ETFs. The Fund may short shares of equity and fixed income ETFs.

Foreign equity securities or ETFs that the Fund may invest in may also include issuers from emerging market countries. The Fund considers emerging market countries to be those found in the MSCI EAFE Index. The Fund considers investment grade securities to be those that are rated Baa3 or higher by Moody’s Investors Service, Inc. or BBB- or higher by S&P at the time of purchase.

Adviser’s Investment Process

The Adviser delegates the day-to-day management of the Fund’s assets to multiple sub-advisers. The Adviser is responsible for the overall management of the Fund, overseeing the Fund’s sub advisers and for determining the amount of the Fund’s assets that each sub-adviser will manage for the Fund. While the Adviser expects that each sub-adviser will manage a portion of the Fund’s assets at all times, the percentages of the Fund’s assets managed by each sub-adviser may vary from time to time.

The Adviser may select and delegate management of a Fund’s portfolio to one or more sub-advisers. The Adviser determines the various percentages of each Fund’s assets to be allocated among each of the sub-advisers and retains the ability to override a sub-adviser’s selection of securities if it believes an investment or allocation is not consistent with that Fund’s investment guidelines. The Adviser is also responsible for ongoing performance evaluation and monitoring of all sub-advisers.

While each sub-adviser is subject to the oversight of the Adviser, the Adviser will not attempt to coordinate or manage the day-to-day investments of the sub-advisers. Each sub-adviser has discretion to invest the portion of a Fund’s assets allocated to it by the Adviser as it deems appropriate, based on its particular philosophy, style, strategies and views.

Sub-Advisers and Strategies

Anchor Capital uses proprietary quantitative risk models to invest both long and/or short in domestic and foreign equity ETFs. Anchor Capital expects its allocation of the Fund’s assets to have equity exposure between -40% and 100%.

Exceed Advisory’s strategy is composed of an equity options component and a fixed income component. The options component uses call and put options on equity indices or broad-based equity ETFs in seeking to limit risk/return exposure to predetermined market levels. The fixed income component invests in investment grade fixed income securities for the purposes of generating income for the options strategy as well as collateral for the options.

Tuttle uses a proprietary market trend model to invest in a portfolio of domestic and international and equity ETFs including leveraged and inverse ETFs. Depending on the sub-adviser’s model, its allocation may also be fully invested in ETFs that primarily invest in U.S. Treasury securities. The portfolio can also use volatility ETNs for hedging purposes and leveraged ETFs to take advantage of opportunities the sub-adviser sees in the market.

Synergy Financial Management, LLC (“Synergy”) – Synergy uses three different types of filters to identify a limited number of U.S. and foreign securities to invest in. Synergy applies a sector, a fundamental, and a hybrid filter that reduces the potential number of investments to those which outperform the S&P 500 over a one-year period.

Heritage uses a multi-strategy approach that combines five to six different types of sub-strategies to determine a blend of equity investments and bonds for each Fund. Heritage invests its allocation of the Fund’s assets in a diversified portfolio of global equity securities and short and intermediate term bonds. Heritage may also invest in exchange traded funds to provide global equity and bond exposure for the Fund. The Fund’s assets allocated to Heritage may have significant investment exposure to cash or fixed income positions during unfavorable market conditions and may be fully invested when favorable conditions warrant.

TFA Quantitative Fund

In pursuing the Fund’s investment objective, the Fund’s Adviser, Tactical Fund Advisors, LLC (the “Adviser”) executes the Fund’s investment strategy based on signals and analysis provided by the Fund’s sub-adviser, Potomac Advisors, Inc. (the “Sub-Adviser”). The Adviser will, under normal conditions, invest the Fund’s assets in leveraged and unleveraged registered investment funds which include mutual funds and exchange traded funds (the “Underlying Funds”) which seek to provide investment returns that match on a daily or monthly basis either (1) 100% exposure to the NASDAQ 100 Index, (2) up to 150% exposure to the S&P 500 Index or (3) up to 100% exposure to an inverse S&P 500 index based on the outputs of the Sub-Adviser’s proprietary investment model. The Fund may invest in inverse funds, which are funds that are designed to provide returns that are the inverse, or opposite of a specific benchmark or index.

The Adviser delegates the day-to-day management of the Fund’s portfolio to the Sub-Adviser. The Sub-Adviser’s model generates signals based on a quantitative analysis, which is then used to determine in which of the Underlying Funds to invest. The model’s buy, sell, or hold signals are generated by the model’s algorithmic, rules-based system. The Sub-Adviser's model is predicated on whether the model anticipates a market advance, correction, or decline. Final allocations among the Underlying Funds and/or cash is determined by short-term technical analysis and momentum indicators that track recent price changes in the Underlying Funds.

The Sub-Adviser’s model utilizes a proprietary quantitative process that aggregates over thirty different trading systems into one algorithm to identify buy, sell, and short signals, based on historic and raw stock market data, including major and secondary market indexes, interest rate data, internal market data such as technical indicators that measure market indices movements, new highs and lows, volume and volatility measures and seasonality and sentiment data. The Sub-Adviser’s model incorporates seasonality and sentiment data to identify patterns in the time of year to determine stock market advances or declines and consumer sentiment about markets or the economy.

The Fund may hold significant cash or fixed income positions during unfavorable market conditions and may be fully invested in the Underlying Funds when favorable conditions warrant. The factors used to determine the Fund’s allocations are based upon the strength of sub-adviser’s trading signals. In managing the Fund’s portfolio, the Fund will engage in frequent trading, resulting in a high portfolio turnover rate.

TFA Multidimensional Tactical Fund

Tactical Fund Advisors, LLC (the “Adviser”) seeks to achieve the Fund’s investment objective by investing in equity securities of small, mid, and large U.S. capitalization companies and fixed income ETFs (the “Underlying ETFs”). The Fund’s investments in the Underlying ETFs exposes the Fund to the following types of fixed income securities: U.S. Treasuries, investment grade corporate securities, U.S. floating rate treasury notes and high yield bonds with maturity dates ranging from one to thirty years. The Underlying ETFs are not limited to a to particular credit quality and may invest in below investment grade securities (commonly referred to as "junk bonds"). The Fund defines below investment grade securities as bonds with a credit rating below Baa3 or BBB- as judged by either Moody’s Investors Service or Standard & Poor’s.

The Adviser delegates the day-to-day management of the Fund’s portfolio to the Fund’s sub-adviser, Preston Wealth Advisors, LLC (the “Sub-Adviser”). Under normal market conditions, the Sub-Adviser will allocate the Fund’s investments equally between equities and the Underlying ETFs. The Sub-Adviser will adjust the Fund’s holdings based on the daily output of its quantitative model which analyzes multiple variables, such as price and risk factors, over four different lookback periods. The Sub-Adviser utilizes the outputs of its proprietary model to determine whether to adjust the Fund’s investment allocations or shift the Fund to cash.

The Fund may hold significant cash or fixed income positions during unfavorable market conditions and may be fully invested when favorable conditions warrant. The Sub-Adviser decides whether to transition between asset classes based on the recommendations from its quantitative analysis. In managing the Fund’s portfolio, the Fund will engage in frequent trading, resulting in a high portfolio turnover rate.

D.	Performance and Portfolio Turnover

Existing Funds

If the Reorganization is approved by shareholders of each Existing Fund, the corresponding New Fund will adopt the performance history of the Existing Fund. The performance history of certain Existing Funds is presented below. The TFA Quantitative Fund and TFA Multidimensional Tactical Fund have been in operation for less than a full calendar year and have no performance history to present. In the future, performance history for those Funds will be presented in the New Funds’ prospectus. The bar charts and tables that follow provide some indication of the risks of investing in a New Fund by showing changes in the corresponding Existing Fund’s performance from year to year and by showing how the Existing Fund’s average annual total returns for one year and since inception periods compared with those of a broad-based securities market index.

How the Existing Funds have performed in the past (before and after taxes) is not necessarily an indication of how the New Funds will perform in the future.

PERFORMANCE SUMMARY – TACTICAL CONSERVATIVE ALLOCATION FUND

The bar chart and table that follow provide some indication of the risks of investing in the Existing Fund and New Fund by showing changes in the Existing Fund’s performance from year to year and by showing how the Existing Fund’s average annual total returns for one year and since inception compare with those of a broad-based securities market index. How the Existing Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Existing Fund or New Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling [___-___-____] or by visiting the Fund’s website at www.tfafunds.com.

Calendar Year Returns

[insert table]

Quarterly Returns During This Time Period

Highest:	___% (quarter ended __________, 2020)
Lowest:	(____%) (quarter ended ___________, 2020)

Average Annual Total Returns (for periods ended December 31, 2020)	One Year	Since Inception (June 10, 2019)
Tactical Conservative Allocation Fund – Class I Shares
Return Before Taxes	[ ]%	[ ]%
Return After Taxes on Distributions	[ ]%	[ ]%
Return After Taxes on Distributions and Sale of Fund Shares	[ ]%	[ ]%
Class A Shares – Returns Before Taxes	[ ]%	[ ]%

Wilshire Liquid Alternative IndexSM (reflects no deduction for fees, expenses, or taxes)	[ ]%	[ ]%

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown above. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as a 401(k) plan or an IRA. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.

The Wilshire Liquid Alternative IndexSM measures the collective performance of the five Wilshire Liquid Alternative strategies that make up the Wilshire Liquid Alternative Universe. The Wilshire Liquid Alternative Index (WLIQA) is designed to provide a broad measure of the liquid alternative market by combining the performance of the Wilshire Liquid Alternative Equity Hedge IndexSM (WLIQAEH), Wilshire Liquid Alternative Global Macro IndexSM (WLIQAGM), Wilshire Liquid Alternative Relative Value IndexSM (WLIQARV), Wilshire Liquid Alternative Multi-Strategy IndexSM (WLIQAMS), and Wilshire Liquid Alternative Event Driven IndexSM (WLIQAED). Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.

During the Tactical Conservative Allocation Fund’s most recent fiscal year, its portfolio turnover rate was ___% of the average value of its portfolio.

PERFORMANCE SUMMARY – TACTICAL MODERATE ALLOCATION FUND

The bar chart and table that follow provide some indication of the risks of investing in the Existing Fund and New Fund by showing changes in the Existing Fund’s performance from year to year and by showing how the Existing Fund’s average annual total returns for one year and since inception compare with those of a broad-based securities market index. How the Existing Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Existing Fund or New Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling [___-___-____] or by visiting the Fund’s website at www.tfafunds.com.

Calendar Year Returns

[insert table]

Quarterly Returns During This Time Period

Highest:	___% (quarter ended __________, 2020)
Lowest:	(____%) (quarter ended ___________, 2020)

Average Annual Total Returns (for periods ended December 31, 2020)	One Year	Since Inception (June 10, 2019)
Tactical Moderate Allocation Fund – Class I Shares
Return Before Taxes	[ ]%	[ ]%

Return After Taxes on Distributions	[ ]%	[ ]%
Return After Taxes on Distributions and Sale of Fund Shares	[ ]%	[ ]%
Class A Shares – Returns Before Taxes	[ ]%	[ ]%
Wilshire Liquid Alternative IndexSM (reflects no deduction for fees, expenses, or taxes)	[ ]%	[ ]%

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown above. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as a 401(k) plan or an IRA. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.

The Wilshire Liquid Alternative IndexSM measures the collective performance of the five Wilshire Liquid Alternative strategies that make up the Wilshire Liquid Alternative Universe. The Wilshire Liquid Alternative Index (WLIQA) is designed to provide a broad measure of the liquid alternative market by combining the performance of the Wilshire Liquid Alternative Equity Hedge IndexSM (WLIQAEH), Wilshire Liquid Alternative Global Macro IndexSM (WLIQAGM), Wilshire Liquid Alternative Relative Value IndexSM (WLIQARV), Wilshire Liquid Alternative Multi-Strategy IndexSM (WLIQAMS), and Wilshire Liquid Alternative Event Driven IndexSM (WLIQAED). Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.

During the Tactical Moderate Allocation Fund’s most recent fiscal year, its portfolio turnover rate was ___% of the average value of its portfolio.

PERFORMANCE SUMMARY – TACTICAL GROWTH ALLOCATION FUND

The bar chart and table that follow provide some indication of the risks of investing in the Existing Fund and New Fund by showing changes in the Existing Fund’s performance from year to year and by showing how the Existing Fund’s average annual total returns for one year and since inception compare with those of a broad-based securities market index. How the Existing Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Existing Fund or New Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling [___-___-____] or by visiting the Fund’s website at www.tfafunds.com.

Calendar Year Returns

[insert table]

Quarterly Returns During This Time Period

Highest:	___% (quarter ended __________, 2020)
Lowest:	(____%) (quarter ended ___________, 2020)

Average Annual Total Returns (for periods ended December 31, 2020)	One Year	Since Inception (June 10, 2019)
Tactical Growth Allocation Fund – Class I Shares
Return Before Taxes	[ ]%	[ ]%
Return After Taxes on Distributions	[ ]%	[ ]%
Return After Taxes on Distributions and Sale of Fund Shares	[ ]%	[ ]%
Class A Shares – Returns Before Taxes	[ ]%	[ ]%
Wilshire Liquid Alternative IndexSM (reflects no deduction for fees, expenses, or taxes)	[ ]%	[ ]%

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown above. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as a 401(k) plan or an IRA. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.

The Wilshire Liquid Alternative IndexSM measures the collective performance of the five Wilshire Liquid Alternative strategies that make up the Wilshire Liquid Alternative Universe. The Wilshire Liquid Alternative Index (WLIQA) is designed to provide a broad measure of the liquid alternative market by combining the performance of the Wilshire Liquid Alternative Equity Hedge IndexSM (WLIQAEH), Wilshire Liquid Alternative Global Macro IndexSM (WLIQAGM), Wilshire Liquid Alternative Relative Value IndexSM (WLIQARV), Wilshire Liquid Alternative Multi-Strategy IndexSM (WLIQAMS), and Wilshire Liquid Alternative Event Driven IndexSM (WLIQAED). Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.

During the Tactical Growth Allocation Fund’s most recent fiscal year, its portfolio turnover rate was ___% of the average value of its portfolio.

For a discussion of each Existing Fund’s performance during the fiscal year ended December 31, 2020, and of the portfolio turnover rate during the same period, please see the Annual Report to Shareholders of the Existing Funds for the fiscal year ended December 31, 2020 (the “Existing Fund’s Annual Report”).

New Funds

This section would normally include a bar chart and a table showing how each New Fund has performed and how its performance has varied from year to year. Because the New Funds have not commenced operations prior to the date of this Combined Proxy Statement and Prospectus, the bar chart and table are not shown.

Because the New Funds and the corresponding Existing Funds will have the same investment objective and principal investment strategies, the performance history of each Existing Fund is expected to carry over to the corresponding New Fund.

Each New Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when New Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, will reduce a New Fund’s performance. Each New Fund is a new series of New Trust and therefore it does not yet have a portfolio turnover rate; however, each New Fund expects to engage in trading of portfolio securities at levels similar to the corresponding Existing Fund.

E.	Investment Adviser, Sub-Advisers and Portfolio Managers

Existing Funds

The Adviser is the investment adviser to the Existing Funds and the New Funds. For more information regarding the Adviser and a discussion of the services the Adviser provides to the Existing Funds, see the prospectuses and SAIs of the Existing Funds. The sub-advisers to the Existing Funds are outlined in the following table.

Tactical Conservative Allocation Fund, Tactical Moderate Allocation Fund, and Tactical Growth Allocation Fund	Anchor Capital Management Group, Inc. Exceed Advisory LLC Tuttle Tactical Management, LLC Synergy Financial Management, LLC Heritage Capital Advisors, LLC
TFA Quantitative Fund	Potomac Advisors, Inc.
TFA Multidimensional Tactical Fund	Preston Wealth Advisors, LLC

The portfolio managers for the Existing Funds are responsible for the day-to-day management of the Existing Fund’s portfolio and are outlined in the table below. For a discussion of the experience and qualifications of the current portfolio managers, see below.

Tactical Conservative Allocation Fund, Tactical Moderate Allocation Fund, and Tactical Growth Allocation Fund

Drew Horter, Chief Executive Officer of the Adviser, has served the Fund as a portfolio manager since its inception in March 2019.

Eric Leake, President of Anchor Capital and Garrett Waters, Chief Executive Officer of Anchor Capital, have each served the Fund as a portfolio manager since its inception in March 2019.

Joseph Halpern, Managing Member of Exceed Advisory, has served the Fund as a portfolio manager since its inception in March 2019.

Matthew Tuttle, Managing Member and Chief Investment Officer of Tuttle, has served the Fund as a portfolio manager since its inception in March 2019.

Joe Maas, Chief Investment Officer of Synergy, has served the Fund as a portfolio manager since January 1, 2020.

David Moenning, Investment Officer of Heritage, and Jeff Pietsch, Portfolio Manager of Heritage, have served the Fund as portfolio managers since December 17, 2020.

TFA Quantitative Fund	Richard M. Paul, Founder and Chief Investment Officer of Potomac Advisors, and Meghan S. Paul, Vice President of Potomac Advisors, have served as the Fund’s portfolio managers since its inception in May 2020.
TFA Multidimensional Tactical Fund	Theodore J. Doremus, Chief Executive Officer and Co-Founder of Preston, has served as the Fund’s portfolio manager since its inception in May 2020.

A discussion of the factors that the Existing Fund Board considered in approving the advisory agreement with respect to the Tactical Conservative Allocation Fund, Tactical Moderate Allocation Fund, and Tactical Growth Allocation Fund is included in those Funds’ Semi-Annual Report to Shareholders for the fiscal period ended June 30, 2019. A discussion of the factors that the Existing Fund Board considered in approving the advisory agreement with respect to the TFA Quantitative Fund and TFA Multidimensional Tactical Fund is included in those Funds’ Semi-Annual Report to Shareholders for the fiscal period ended June 30, 2020.

New Funds

Tactical Fund Advisors, LLC, located at 11726 Seven Gables Road, Cincinnati, Ohio 45249, will serve as investment adviser to the New Funds. Subject to the authority of the Board, the Adviser is responsible for the overall management of the New Funds’ business affairs. The Adviser is responsible for selecting the New Funds’ investments according to the New Funds’ investment objective, policies, and restrictions. Additionally, the Adviser is responsible for conducting initial and ongoing independent evaluation of asset allocation, Underlying Pools and their managers, selection of swap or structured note counterparties, and oversight of each sub-adviser’s investments. The Adviser was established in June 2018 for the purpose of advising mutual funds. As of December 31, 2020, the Adviser had $[ ] in assets under management.

The Adviser, as investment adviser to the New Funds, will provide the New Funds with a continuous program of investing its assets and determining the composition of its portfolio.

Anchor Capital Management Group, Inc., located at 15 Enterprise, Suite 450, Aliso Viejo, CA 92656, is a California corporation which provides investment services to the Tactical Conservative Allocation Fund, Tactical Moderate Allocation Fund, Tactical Growth Allocation Fund, and other separately managed accounts and had approximately $[ ] in assets under management as of December 31, 2020.

Exceed Advisory LLC, located at 79 Madison Avenue, 3rd Floor, New York, NY 10016, is a Delaware limited liability company which provides investment services to the Tactical Conservative Allocation Fund,

Tactical Moderate Allocation Fund, Tactical Growth Allocation Fund, and other registered investment companies and had approximately $[ ] in assets under management as of December 31, 2020.

Tuttle Tactical Management, LLC, located at [ ] is a Delaware limited liability company which provides investment services to the Tactical Conservative Allocation Fund, Tactical Moderate Allocation Fund, Tactical Growth Allocation Fund, and other registered investment companies and had approximately $[ ] in assets under management as of December 31, 2020.

Synergy Financial Management, LLC, located at 13231 SE 36th Street, Suite 215, Bellevue, WA 98006 is a Washington limited liability company which provides investment services to the Tactical Conservative Allocation Fund, Tactical Moderate Allocation Fund, Tactical Growth Allocation Fund, and other separately managed accounts and had approximately $[ ] in assets under management as of December 31, 2020.

Heritage Capital Advisors, LLC, located at 98 Wadsworth Blvd #127-3028, Lakewood, CO 80226, is a Colorado limited liability company which provides investment services to the Tactical Conservative Allocation Fund, Tactical Moderate Allocation Fund, Tactical Growth Allocation Fund, and other separately managed accounts and had approximately $[ ] in assets under management as of December 31, 2020.

Potomac Advisors, Inc., located at 7215 Teal Creek Glen, Lakewood Ranch, FL 34202, is a Florida corporation which provides investment services to the TFA Quantitative Fund and other separately managed accounts and had approximately $[ ] in assets under management as of December 31, 2020.

Preston Wealth Advisors, LLC, located at 1886 Metro Center, Drive, Suite 620, Reston, VA 20190, is a Virginia limited liability company which provides investment services to the TFA Multidimensional Tactical Fund and other separately managed accounts and had approximately $[ ] in assets under management as of December 31, 2020.

It is expected that the New Funds will be managed by the same sub-adviser or sub-advisers and portfolio management team as the corresponding Existing Fund.

Drew K Horter, CEO

Drew K. Horter is Chief Executive Officer and Chief Investment Strategist of Tactical Fund Advisors, LLC. Mr. Horter has been in financial services since 1982 and is a licensed insurance professional. He has extensive industry knowledge as an Investment Advisor Representative and has previously held FINRA securities licenses that include the Series 6, 7, 22 and 63. In 1991 Drew founded Horter Investment Management, an SEC-registered investment advisory firm.

Mr. Horter is a graduate of the University of Cincinnati with a degree in Economics.

Garrett Waters

Garrett Waters is Chief Executive Officer to Anchor Capital. Before joining Anchor Capital in 2009, Garrett began his investment career in New York City with J.P. Morgan Investment Management within its Institutional Investment Management division, then as a principal with Barclays Global Investors. Mr. Waters was involved in institutional and private fund management with Hollencrest Capital Management in 2001 and Pacific Financial Advisers. Mr. Waters is a graduate of Villanova University with a degree in business.

Eric Leake

Eric Leake is President and Chief Investment Officer to Anchor Capital. Mr. Leake is a level II Chartered Market Technician, member of the Market Technicians Association (MTA), American Association of Professional Technical Analysts (AAPTA), National Association of Active Investment Managers (NAAIM), and former advisory board member to Rydex Financial Services, LLC. Mr. Leake attended Azusa Pacific University majoring in Communications.

Joseph Halpern

As CEO of Exceed Advisory, LLC, Mr. Halpern is responsible for setting and managing the overall direction of the firm. Mr. Halpern founded Exceed in 2013. Prior to founding Exceed Advisory, Joseph was a director at Lamco, the asset management division of Lehman Brothers Holdings Inc. where he headed the exotic derivatives commodities book, was chief negotiator on a number of global bank settlements and was a lead member of a task force on structured products.

Matthew Tuttle

Matthew Tuttle is a Certified Financial Planner® professional. He has been the Chief Executive Officer and Chief Investment Officer of Tuttle Tactical Management, LLC since starting the firm in 2012. Mr. Tuttle has an Masters in Business Administration in Finance from Boston University.

Joe Maas

Joe Maas founded Synergy in 2001 and has served as its chief executive officer since its inception. Mr. Maas is a chartered financial analyst, a certified valuation analyst, and is accredited in business appraisal review. Mr. Maas has a Masters of Science in Financial Services from American College.

David Moenning

David Moenning founded Heritage in January 2013 and has served as its investment officer since its inception. Mr. Moenning also, since 2013, has served as the managing partner of Numetrix Capital, LLC, an investing research firm. Mr. Moenning has a Bachelors of Computer Science and Economics from Northern Illinois University.

Jeff Pietsch

Jeff Pietsch has served as a portfolio manager at Heritage since December 2020. Mr. Pietsch has served also as the managing director of Eastsound Capital Advisors, LLC, a multi-state registered investment adviser since 2011. Mr. Pietsch is a Chartered Financial Analyst charterholder. He also holds an MBA in finance from Northwestern University’s Kellogg School of Management, a JD from the Northwestern University School of Law and a Bachelors of Science from Cornell University.

Richard M. Paul

Richard Paul founded Potomac Advisors in 2003 and has served as its Chief Investment Officer since its inception. Mr. Paul has a Bachelors of Electrical Engineering degree from New York University.

Meghan S. Paul

Meghan Paul is a Vice President of Potomac Advisors and joined the firm in 2016. Ms. Paul has a Bachelors in Economics and Political Science from Vanderbilt University.

Theodore J. Doremus

TJ Doremus co-founded Preston Wealth Advisors in 2012 and serves as its CEO and Co-Portfolio Manager. Mr. Doremus has a Bachelors in Political Science from Hampden-Sydney College.

A discussion of the factors considered by the New Fund Board in its approval of the New Funds’ investment advisory contract with the Adviser, including the Board’s conclusions with respect thereto, will be available in the first report to shareholders.

Additional information about the portfolio managers’ compensation and other accounts managed by them is available in the New Funds’ SAI, dated March 31, 2021.

F.	How the Funds Values their Shares

Existing Funds

For a discussion of how the offering price of each Existing Fund’s shares is determined, see the prospectuses of the Existing Funds.

New Funds

[To be inserted once New Funds Prospectus is finalized.]

G.	Purchase of Fund Shares

Existing Funds

For a discussion of each Existing Fund’s shares, including how the shares may be purchased, see the prospectuses of the Existing Funds.

New Fund

[To be inserted once New Funds Prospectus is finalized.]

H.	How to Redeem Shares

Existing Fund

For a discussion of how each Existing Fund’s shares may be redeemed, see the prospectuses of the Existing Funds.

New Fund

[To be inserted once New Funds Prospectus is finalized.]

I.	Other Information

Existing Fund

For a discussion of other investment considerations with respect to each Existing Fund, see the prospectuses of the Existing Funds.

New Fund

[To be inserted once New Funds Prospectus is finalized.]

Additional Risk Factors

In addition to the strategies and risks described above, the New Funds may invest in other types of securities whose risks are described below and in the New Funds’ Statement of Additional Information (“SAI”).

[To be inserted once New Funds SAI is finalized.]

Understanding Annual Fund Operating Expenses

The New Funds are newly registered and the annual operating expenses, as presented in the Comparison Fee Tables & Examples, generally are based on estimates of expenses and are expressed as a percentage (expense ratio) of each New Fund’s average net assets during that fiscal year. The expense ratios reflect each New Fund’s fee arrangements as of the date of this registration statement. Each New Fund’s assets will fluctuate, but unless indicated otherwise in the Comparison Fee Tables & Examples, no adjustments will be made to the expense ratios to reflect any differences in the New Fund’s average net assets during the fiscal year or a later date. In general, each New Fund’s expense ratios will increase as its net assets decrease, such that the New Fund’s actual expense ratios may be higher than the expense ratios presented in the Comparison Fee Tables & Examples if assets fall. Any commitment by the Adviser and/or its affiliates to waive fees and/or cap (reimburse) expenses is expected, in part, to limit the impact of any increase in a New Fund’s expense ratios that would otherwise result because of a decrease in the New Fund’s assets in the current fiscal year. Each New Fund’s annual operating expenses are comprised of (i) investment management fees, (ii) distribution and/or service fees, and (iii) other expenses.

J.	Dividends, Distributions and Taxes

Existing Funds

For a discussion of dividends, distributions, and taxes with respect to the Existing Funds, see the prospectuses of the Existing Funds.

New Fund

[To be inserted once New Funds Prospectus is finalized.]

For more information regarding the U.S. tax treatment of an investment in each New Fund, please refer to the SAI dated March 31, 2021, which is on file with the SEC and is incorporated by reference into the New Funds’ Prospectus.

K.	Financial Highlights

Existing Funds

The financial highlights for the Existing Funds are attached hereto as Appendix B.

New Funds

Financial information is not available because the New Funds have not commenced operations as of the date of this Combined Proxy Statement and Prospectus. Each New Fund will be the successor to the accounting and performance information of the corresponding Existing Fund after consummation of the Reorganization. As a result, the Existing Funds will be the accounting and performance survivors following the Reorganization. The initial fiscal year of the New Funds ends December 31, 2021. Once the financial highlights for the New Funds become available, you may request a copy of this information by calling the New Funds at [___-___-____].

L.	Distribution Arrangements

Existing Funds

The Distributor is the distributor of the Existing Funds. For a discussion of Existing Funds’ distribution arrangements, see the prospectuses of the Existing Funds.

New Funds

After the Reorganization, UFD will serve as the New Funds’ principal underwriter and the exclusive agent for the distribution of the New Funds’ shares.

The New Funds’ SAI has more detailed information about UFD and other service providers to the New Funds.

M.	Investment Policies

The Existing Funds are subject to certain fundamental and non-fundamental investment policies as described in the prospectuses and SAIs of the Existing Funds. Fundamental investment policies cannot be changed without the consent of the holders of a majority of a fund’s outstanding voting securities (as such term is defined in the 1940 Act); other investment policies can be changed without such consent of the holders of a majority of a fund’s outstanding voting securities.

The New Funds have adopted substantially the same fundamental and non-fundamental investment policies as the Existing Funds. See the SAI of each of the Existing Funds and the New Funds (both of which are filed with the SEC and are incorporated herein by reference) for more information on each fund’s policies.

N.	Payments to Broker-Dealers and Other Financial Intermediaries

Existing Funds

For a discussion of payments to broker-dealers and other financial intermediaries applicable to the Existing Funds, see the prospectuses of the Existing Funds.

New Funds

[To be inserted once New Funds Prospectus is finalized.]

6.	VOTING INFORMATION

The Existing Fund Board has fixed the close of business on [January 29, 2021] (the “Record Date”), as the record date for the determination of shareholders entitled to notice of, and to vote at, the Meeting and at any postponements or adjournments thereof.

Required Vote for the Proposals. Approval of each proposal requires the affirmative vote of a majority of the outstanding voting securities of each Existing Fund present, in person or by proxy. The 1940 Act defines such vote as the lesser of (i) 67% or more of the total number of shares of each Existing Fund present or represented by proxy at the Meeting, if holders of more than 50% of the outstanding shares are present or represented by proxy at the Meeting; or (ii) more than 50% of the total number of outstanding shares of each Existing Fund. A vote of shareholders of each New Fund is not needed to approve the Reorganization.

Quorum and Method of Tabulation. All properly executed proxies received in time for the Meeting that are not subsequently revoked will be voted as specified in the proxy. If no instructions are given, a proxy will be voted in favor of the proposals. A proxy with respect to shares held in the name of two or more persons is valid and will be counted if executed by any one of them unless, at or prior to its use, an Existing Fund receives written notification to the contrary from any one of such persons.

You may revoke a proxy once it is given by providing written notice to the Existing Funds. You may change your vote by submitting a subsequently executed and dated proxy card, by authorizing your proxy by internet or telephone on a later date, or by attending the Meeting and casting your vote in person. Attendance by a shareholder at the Meeting does not, by itself, revoke a proxy. If your shares are held of record by a broker-dealer and you wish to vote in person at the Meeting, you should obtain a legal proxy from your broker of record and present it to the Inspector of Elections at the Meeting.

A majority of the shares of each Existing Fund entitled to vote on the Record Date, present in person or represented by proxy, constitute a quorum for the transaction of business by the shareholders of each Existing Fund at the Meeting. In determining whether a quorum is present, shares represented by proxies that reflect abstentions and “broker non-votes” will be counted as shares that are present and entitled to vote. Abstentions and broker non-votes have the effect of counting as a vote against the Reorganization. “Broker non-votes” are shares held by brokers or nominees as to which (i) the broker or nominee does not have discretionary voting power and (ii) the broker or nominee has not received instructions from the beneficial owner or other person who is entitled to instruct how the shares will be voted.

Treating broker non-votes as votes against the Reorganization may have the effect of causing shareholders who choose not to participate in the proxy vote to prevail over shareholders who cast votes or provide voting instructions to their brokers or nominees. Broker non-votes will not be voted “for” or “against” any adjournment.

Solicitation of Proxies. The Existing Funds have engaged Okapi Partners, a proxy solicitation firm, to assist in the solicitation for an estimated fee of $[ ] plus out-of-pocket expenses. Pursuant to this arrangement, Okapi Partners has agreed to contact shareholders, banks, brokers, and proxy intermediaries to secure votes on the proposals. Proxies will be solicited primarily by mailing this Combined Proxy Statement and Prospectus and its enclosures, but proxies may also be solicited through further mailings, by telephone, over the Internet and/or in person by representatives of the Existing Funds, certain employees of the Adviser or their affiliate(s), or Okapi Partners .. The Adviser will bear the costs and expenses in connection with the preparation of proxy statements and related materials, including printing and delivery costs and expenses incurred in connection with the solicitation of proxies.

As the Meeting date approaches, certain shareholders whose votes have not been received may receive telephone calls or other communications from a representative of the Existing Funds, the Adviser, or Okapi Partners. Authorization to permit Okapi Partners to execute proxies may be obtained by telephonic or electronically transmitted instructions from shareholders of each Existing Fund. Proxies that are obtained telephonically will be recorded in accordance with applicable law and procedures that the Existing Funds believe are reasonably designed to ensure that both the identity of the shareholder casting the vote and the voting instructions of the shareholder are accurately determined.

Proxies may be revoked at any time before they are voted either (i) by a written revocation received by an Existing Fund, (ii) by properly executing a later-dated proxy, or (iii) by attending the Meeting and voting in person. To vote via the internet go to the website that appears on the enclosed proxy card and follow the instructions.

Shareholders of each Existing Fund are entitled to cast one vote for each share owned on the Record Date, and a proportionate fractional vote for each fractional share entitled to vote on the Record Date. If you choose to vote by mail, please sign exactly as your name appears on the proxy card.

Costs. The Adviser has agreed to bear all costs and expenses in connection with the Reorganization. Neither the Existing Funds nor the New Funds will bear any costs relating to the Reorganization. The expenses of the Reorganization are expected to be approximately $[ ].

Dissenters’ Rights. If the Reorganization is approved at the Meeting, shareholders of each Existing Fund will not have the right to dissent and obtain payment of the fair value of their shares because the exercise of dissenters’ rights is subject to the forward pricing requirements of Rule 22c-1 under the 1940 Act, which supersedes state law. Shareholders of each Existing Fund, however, have the right to redeem their shares at NAV until the closing of the Reorganization. After the Reorganization, Existing Fund shareholders will hold shares of the corresponding New Fund, which may also be redeemed at NAV.

Share Ownership

Existing Funds

As of the Record Date, the Existing Funds had the following shares outstanding:

Fund	Shares Outstanding
Tactical Conservative Allocation Fund
Tactical Moderate Allocation Fund
Tactical Growth Allocation Fund
TFA Quantitative Fund
TFA Multidimensional Tactical Fund

As of the Record Date, the Trustees and officers of the Existing Funds owned less than 1% of the outstanding shares of each Existing Fund. A principal shareholder is any person who owns (either of record or beneficially) 5% or more of the outstanding shares of a fund. A control person is one who owns, either directly or indirectly, more than 25% of the voting securities of a fund or acknowledges the existence of such control. As a controlling shareholder, each of these persons could control the outcome of any proposal submitted to the shareholders for approval. As of the Record Date, the following shareholders were considered either a control person or principal shareholder of each Existing Fund:

Name and Address of Record Owner	Percentage Ownership

New Funds

As of the Record Date, the New Funds did not have any outstanding shares.

Adjournments; Other Business. If the necessary quorum to transact business is not obtained at the Meeting for any Existing Fund, or if a quorum is obtained but sufficient votes to approve the Reorganization for any Existing Fund have not been received, the persons named as proxies on the enclosed proxy card may propose that the Meeting, with respect to one or more Existing Funds, be adjourned one or more times to permit further solicitation of proxies. Except when a quorum is not present at the Meeting, any such adjournment will require the affirmative vote of a majority of those shares present at the Meeting or represented by proxy. Abstentions and “broker non-votes” will not be counted for or against such proposal to adjourn. The persons named as proxies will vote those proxies that they are entitled to vote FOR the approval of the proposal in favor of such an adjournment, and will vote those proxies required to be voted AGAINST the approval of the proposal against such an adjournment. The Adviser will bear the costs of any adjournment. Any adjourned meeting may be held within a reasonable time after the date set for the original meeting without the necessity of further notice.

The Meeting has been called to transact any business that properly comes before it. The only business that management of the Existing Funds intends to present are proposals to approve the Reorganization, including the recoupment provisions under the New ELA. If any other matters properly come before the Meeting, and on all matters incidental to the conduct of the Meeting, the persons named as proxies will vote the proxies in their discretion, unless the Secretary of the Trust has previously received written contrary instructions from the shareholder entitled to vote the shares.

7.	LEGAL MATTERS

Certain legal matters concerning the federal income tax consequences of the Reorganization and the issuance of shares of the New Funds will be passed upon by Strauss Troy, LLP.

8.	EXPERTS

The financial statements of the Existing Funds incorporated into this Combined Proxy Statement and Prospectus by reference from the Existing Funds’ Annual Report on Form N-CSR for the fiscal year ended December 31, 2020, have been audited by Cohen & Company, Ltd., an independent registered public accounting firm, as stated in their report, which is incorporated herein by reference. Such financial statements have been so incorporated in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. Because the New Funds will not be in operation until after the Reorganization, there are currently no financial statements for the New Funds.

9.	INFORMATION FILED WITH THE SEC

Documents that relate to the Existing Funds are available, without charge, by writing to Collaborative Investment Series Trust, c/o Mutual Shareholder Services, LLC, 8000 Town Centre Drive, Suite 400, Broadview Heights, OH 44147 or calling toll-free 1-800-869-1679.

Documents that relate to the New Funds are available, without charge, by writing to Tactical Investment Series Trust, c/o Ultimus Fund Solutions, LLC, P.O. Box 46707, Cincinnati, Ohio 45246-0707 or calling toll-free [___-___-____].

The Existing Funds and the New Funds are subject to the requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act and, in accordance therewith, each files reports, proxy materials, and other information relating to the Existing Funds and the New Funds, respectively, with the SEC. Reports, proxy and information statements, and other information filed by the Existing Funds and the New Funds can be obtained by calling or writing the funds and can also be inspected and copied by the public at the public reference facilities maintained by the SEC in Washington, DC located at Room 1580, 100 F Street, N.E., Washington DC 20549, or from the SEC’s website at www.sec.gov. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at (202) 551-8090. You can also request copies of these materials, upon payment at the prescribed rates of the duplicating fee, by electronic request to the SEC’s e-mail address (publicinfo@sec.gov) or by writing the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, Washington, D.C. 20549-1520.

APPENDIX A

AGREEMENT AND PLAN OF REORGANIZATION

APPENDIX B

FINANCIAL HIGHLIGHTS

These financial highlights are intended to help you understand the Existing Fund’s financial performance for the past five fiscal years. Certain information reflects financial results for a single share of the Existing Fund. The total returns in the table represent the rate that an investor would have earned on an investment in the Existing Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Cohen & Company, Ltd., the Existing Fund’s independent registered public accounting firm, and whose report, along with the Existing Fund’s financial statements are included in the Annual Report to shareholders, which is available upon request.

STATEMENT OF ADDITIONAL INFORMATION

April 2, 2021

TACTICAL INVESTMENT SERIES TRUST
11726 Seven Gables Road
Cincinnati, OH 45249

Tactical Conservative Allocation Fund
Tactical Moderate Allocation Fund
Tactical Growth Allocation Fund
TFA Quantitative Fund
TFA Multidimensional Tactical Fund

This Statement of Additional Information is not a prospectus but should be read in conjunction with the Combined Proxy Statement and Prospectus dated April 2, 2021, for the special meeting of shareholders of Collaborative Investment Series Trust (the “Trust”) with respect to the series identified above (the “Existing Funds”) to be held on May 7, 2021. At the special meeting, shareholders of the Existing Funds will be asked to consider and approve the proposed Agreement and Plan of Reorganization (the “Plan”), between the Trust and Tactical Investment Series Trust (the “New Trust”) on behalf of the series identified above (the “New Funds”). Copies of the Combined Proxy Statement and Prospectus may be obtained at no charge by calling [___-___-____]. Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Combined Proxy Statement and Prospectus.

Further information about the Existing Funds is contained in and incorporated by reference to the Prospectuses and Statements of Additional Information for the Trust dated March 4, 2020 and May 1, 2020. The audited financial statements and related independent registered public accountants’ report for the Trust contained in the Annual Report to Shareholders for the fiscal year ending December 31, 2020, are incorporated herein by reference.

Further information about the New Funds is contained in and incorporated by reference to a Prospectus and Statement of Additional Information (“SAI”) dated [March 31, 2021], which was filed with the SEC on [March __, 2021]. Copies are available upon request and without charge by calling [___-___-____]. The New Funds have not yet commenced operations and, therefore, have not produced shareholder reports.

Table of Contents

PRO FORMA FINANCIAL INFORMATION	73

PRO FORMA FINANCIAL INFORMATION

Pro forma financial information has not been prepared for the Reorganization because the New Funds are newly organized funds with no assets and liabilities that will commence investment operations upon completion of the Reorganization.

The New Funds will be the successor to the accounting and performance information of the shares of the corresponding Existing Funds after consummation of the Reorganization. As a result, each Existing Fund will be the accounting and performance survivor following the Reorganization. The audited financial statements of the Existing Funds, for the fiscal year ended December 31, 2020, are incorporated herein by reference to the Annual Report to Shareholders of the Existing Funds for its fiscal year ended December 31, 2020, filed on Form N-CSR (File No. 811-23306) with the SEC on [February __, 2021].

PART C: OTHER INFORMATION

[to be updated]

Item 15. INDEMNIFICATION

Article VIII of the Registrant’s Declaration of Trust provides for indemnification of officers and Trustees as follows:

Section 2.  Indemnification and Limitation of Liability.

a.                   To the fullest extent that limitations on the liability of Trustees and officers are permitted by the Delaware Act, the officers and Trustees shall not be responsible or liable in any event for any act or omission of: any agent or employee of the Trust; any Investment Adviser or Principal Underwriter of the Trust; or with respect to each Trustee and officer, the act or omission of any other Trustee or officer, respectively.  The Trust, out of the Trust Property, shall indemnify and hold harmless each officer and Trustee from and against all claims and demands whatsoever arising out of or related to such officer’s or Trustee’s performance of his or her duties as an officer or Trustee of the Trust.  This limitation on liability applies to events occurring at the time a Person serves as a Trustee or officer of the Trust whether such Person is a Trustee or officer at the time of any proceeding in which liability is asserted.  Nothing herein contained shall indemnify, hold harmless or protect any officer or Trustee from or against any liability to the Trust or any Shareholder to which such Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of such Person’s office.

b.                   Every note, bond, contract, instrument, certificate or undertaking and every other act or document whatsoever issued, executed or done by or on behalf of the Trust, the officers or the Trustees or any of them in connection with the Trust shall be conclusively deemed to have been issued, executed or done only in such Person’s capacity as Trustee and/or as officer, and such Trustee or officer, as applicable, shall not be personally liable therefor, except as described in the last sentence of the first paragraph of this Article VIII, Section 2.

Pursuant to the Distribution Agreement, Distributor agrees to indemnify the Registrant, its officers and trustees against claims, demands, liabilities and expenses under specified circumstances, all as more fully set forth in the Registrant’s Distribution Agreement, which has been filed as an exhibit to the Registration Statement.

The Registrant may be party to other contracts that include indemnification provisions for the benefit of the Registrant’s trustees and officers.

The trustees and officers of the Registrant and the personnel of the Registrant’s investment adviser are insured under an errors and omissions liability insurance policy.

Item 16. EXHIBITS

(1)	Declaration of Trust. Incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A filed on March __, 2021.

(2)	Bylaws. Incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A filed on March __, 2021.

(3)	None.
(4)	Agreement and Plan of Reorganization of the Funds is attached as Appendix A to the Combined Proxy Statement and Prospectus and incorporated herein by reference.
(5)	Instruments Defining Rights of Security Holders are incorporated by reference to Declaration of Trust and Bylaws.
(6)	Investment Advisory Agreement. Incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A filed on March __, 2021.
(7)	Distribution Agreement. Incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A filed on March __, 2021.
(8)	None.
(9)	Form of Custody Agreement. Incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A filed on March __, 2021.
(10)	None.
(11)	Opinion and Consent of Counsel. Incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A filed on March __, 2021.
(12)	Form of Opinion of Counsel as to tax matters. Filed herewith.
(13)(a)	Master Services Agreement. Incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A filed on March __, 2021.
(13)(b)	Expense Limitation Agreement. Incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A filed on March __, 2021.
(14)	Consent of Existing Fund’s Independent Registered Public Accounting Firm. Filed herewith.
(15)	Not applicable.
(16)	Power of Attorney. Filed herewith.
(17)	None.

UNDERTAKINGS

(1)	The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended, the reoffering prospectus will contain the information called for by the applicable registration form for re-offerings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)	The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, as amended, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

As required by the Securities Act of 1933 this registration statement has been signed on behalf of the Registrant, in the City of Cincinnati, and State of Ohio, on February 24, 2021.

Tactical Investment Series Trust

By:	/s/Drew K. Horter
Drew K. Horter, President

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

/s/Drew K. Horter	February 24, 2021
Drew K. Horter, Interested Trustee, Principal Executive and Financial Officer	Date

*	February __, 2021
Matthew Brennan, Independent Trustee	Date

*	February __, 2021
Richard Curry, Independent Trustee	Date

*	February __, 2021
Peter Baden, Independent Trustee	Date

/s/Drew K. Horter	February 24, 2021
Drew K. Horter, Attorney in Fact*	Date

INDEX TO EXHIBITS

Exhibit Number	Description
16	Powers of Attorney